UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

November 30, 2008

Columbia Strategic Income Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Table of Contents

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	19

Statement of Operations	20

Statement of Changes in Net Assets	21

Financial Highlights	23

Notes to Financial Statements	28

Board Consideration and Approval of Advisory Agreements	38

Summary of Management Fee Evaluation by Independent Fee Consultant	41

Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■  Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■  News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■  Monthly and quarterly performance information.

■  Portfolio holdings. Full holdings are updated weekly or monthly for money market funds, monthly for equity funds and quarterly for most other funds.

■  Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■  Mutual fund account details with balances, dividend and transaction information.

■  Fund Tracker to customize your homepage with current net asset values for the funds that interest you.

■  On-line transactions including purchases, exchanges and redemptions.

■  Account maintenance for updating your address and dividend payment options.

■  Electronic delivery of prospectuses and shareholder reports.

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com/investor.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia Strategic Income Fund

Summary

■  For the six-month period that ended November 30, 2008, the fund's Class A shares returned negative 11.89% without sales charge. The fund lagged the positive 0.25% return of its benchmark, the Barclays Capital Government/Credit Bond Index.1 Investments in high-yield bonds and foreign government debt, which are not in the index, and an underweight in U.S. Treasury bonds hurt relative performance. In a difficult environment for the bond market, in general, the fund held up significantly better than the average fund in its peer group, the Lipper Multi-Sector Income Funds Classification,2 which returned negative 17.80%. We believe that several factors helped the fund stem losses relative to its peer group: It had more exposure to U.S. Treasuries and its foreign government debt exposure was of higher quality than the average for its peer group. It also had very little exposure in both commercial mortgage-back securities (CMBS) and asset-back securities.

■  As an economic slowdown and financial crisis raised the risk that corporations would default on their debt, high-yield bonds—which accounted for between 27% and 30% of the fund's assets—slid sharply, returning negative 31.31%, as measured by the JPMorgan Global High Yield Index.1 Overweights in the automotive and gaming sectors, as well as underweights in the food and drug and aerospace sectors, further dampened the fund's high-yield returns. However, below-average exposure to CCC-rated bonds, underweights in financials and broadcasting and overweights in wireless telecommunications and utilities were helpful.

■  Foreign government bonds, which accounted for approximately 32% of the fund's assets, delivered mixed results for the portfolio. About two-thirds of the fund's foreign government position was invested in developed market non-U.S. dollar-denominated bonds, which benefited from declining global yields. However, in most markets they were hurt by a strengthening U.S. dollar. Japan was the exception. As Japanese interest rates declined and the yen strengthened against the dollar, Japanese yen-denominated bonds aided relative performance. Emerging market debt also detracted from return as it declined when investors bailed out of higher-risk markets.

■  U.S. government bonds aided relative performance. The fund had a sizable stake in U.S. Treasuries, which produced strong gains fueled by an investor flight to safety. Mortgage bonds and government agency issues posted more modest but positive returns.

1The Barclays Capital Government/Credit Bond Index (formerly the Lehman Brothers Government/Credit Bond Index) tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the US dollar global high-yield corporate debt market, including domestic and international issues. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 11/30/08

–11.89%

Class A shares (without sales charge)

+0.25%

Barclays Capital Government/ Credit Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Strategic Income Fund

■  Going forward, we believe that the financial markets will remain volatile until there is more clarity about the extent of the U.S. economic downturn and its impact on the global economy. With that, we believe that defaults will rise in the high-yield market. As a result, we trimmed investments in what we believed to be more vulnerable consumer-related and CCC-rated bonds, and added to energy, healthcare and BB-rated holdings. We also cut back on foreign government debt, especially in commodity-rich countries such as Russia and Australia.

Portfolio Management

Laura A. Ostrander is the lead manager and has managed or co-managed the fund since September 2000 and has been with the advisor or its predecessors or affiliate organizations since 1996.

Kevin L. Cronk has co-managed the fund since June 2005 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Thomas A. LaPointe has co-managed the fund since June 2005 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in foreign fixed-income markets carries additional risks associated with foreign political and economic developments and changes in currency exchange rates.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but also involves a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. High-yield bonds issued by foreign entities have greater potential risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Strategic Income Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 12/01/98 – 11/30/08 ($)

Sales charge:	without	with
Class A	15,030	14,316
Class B	13,948	13,948
Class C	14,152	14,152
Class J	14,475	14,041
Class Z	15,300	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Strategic Income Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Net asset value per share
as of 11/30/08 ($)
Class A	5.04
Class B	5.04
Class C	5.04
Class J	5.02
Class Z	4.99
Distributions declared per share
06/01/08 – 11/30/08 ($)
Class A	0.18
Class B	0.16
Class C	0.16
Class J	0.17
Class Z	0.19

Annual operating expense ratio (%)*

Class A	0.96
Class B	1.71
Class C	1.71
Class J	1.39
Class Z	0.71

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Average annual total return as of 11/30/08 (%)

Share class	A		B		C		J		Z
Inception	04/21/77		05/15/92		07/01/97		11/02/98		01/29/99
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	–11.89	–16.08	–12.22	–16.49	–12.16	–13.01	–12.12	–14.76	–11.73
1-year	–10.40	–14.65	–10.92	–15.13	–10.94	–11.78	–10.79	–13.47	–10.11
5-year	2.94	1.94	2.21	1.90	2.32	2.32	2.56	1.94	3.21
10-Year	4.16	3.65	3.38	3.38	3.53	3.53	3.77	3.45	4.34

Average annual total return as of 12/31/08 (%)

Share class	A		B		C		J		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	–7.07	–11.49	–7.60	–12.05	–7.36	–8.25	–7.30	–10.08	–7.03
1-year	–6.46	–10.90	–7.34	–11.68	–7.03	–7.90	–7.02	–9.81	–6.46
5-year	3.29	2.29	2.49	2.18	2.67	2.67	2.89	2.26	3.50
10-Year	4.61	4.10	3.81	3.81	3.98	3.98	4.23	3.92	4.78

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and 3.00% for Class J shares, the applicable contingent deferred sales charge of 5.00% in the first year declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns shown for the Fund's Class Z shares include the returns of the Fund's Class A shares for periods prior to January 29, 1999, the date on which the Fund's Class Z shares were first offered. The returns shown have been adjusted to reflect the fact that Class Z shares are sold without a sales charge. The returns shown have not been adjusted to reflect any differences in expenses between Class Z shares and Class A shares of the Fund. If differences in expenses had been reflected, the returns shown for Class Z shares for periods prior to January 29, 1999 would have been higher.

Understanding Your Expenses – Columbia Strategic Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

06/01/08 – 11/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	881.08	1,020.26	4.53	4.86	0.96
Class B	1,000.00	1,000.00	877.82	1,016.50	8.05	8.64	1.71
Class C	1,000.00	1,000.00	878.42	1,017.25	7.35	7.89	1.56
Class J	1,000.00	1,000.00	878.82	1,018.15	6.50	6.98	1.38
Class Z	1,000.00	1,000.00	882.68	1,021.51	3.35	3.60	0.71

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses for Class C shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Government & Agency Obligations – 54.1%
	Par ($)(a)		Value ($)
Foreign Government Obligations – 31.3%
Aries Vermoegensverwaltungs GmbH
7.750% 10/25/09 (b)	EUR	2,750,000	3,610,128
7.750% 10/25/09	EUR	2,500,000	3,281,934
Banco Nacional de Desenvolvimento Economico e Social
6.369% 06/16/18 (b)		2,850,000	2,422,500
Corp. Andina de Fomento
6.375% 06/18/09	EUR	4,350,000	5,564,680
European Investment Bank
0.685% 09/21/11 (c)	JPY	2,715,000,000	28,183,036
1.250% 09/20/12	JPY	1,135,000,000	11,927,870
1.400% 06/20/17	JPY	1,457,000,000	15,190,754
5.500% 12/07/11	GBP	5,250,000	8,453,123
Federal Republic of Brazil
7.375% 02/03/15	EUR	6,950,000	8,336,953
8.750% 02/04/25		4,500,000	4,770,000
11.000% 08/17/40		12,400,000	14,384,000
12.500% 01/05/16	BRL	7,685,000	3,019,351
Federal Republic of Germany
5.000% 07/04/12	EUR	6,585,000	9,040,533
6.000% 06/20/16	EUR	21,500,000	32,359,320
Government of Canada
4.000% 06/01/16	CAD	8,300,000	7,137,718
4.500% 06/01/15	CAD	9,760,000	8,666,599
5.250% 06/01/13	CAD	9,000,000	8,146,740
8.000% 06/01/23	CAD	4,800,000	5,646,271
10.250% 03/15/14	CAD	2,865,000	3,187,330
Government of New Zealand
6.000% 11/15/11	NZD	6,300,000	3,585,422
International Finance Corp.
7.500% 02/28/13	AUD	9,245,000	6,726,202
Japan Finance Organization for Municipal Enterprises
1.900% 06/22/18	JPY	910,000,000	9,796,143
Kingdom of Norway
5.500% 05/15/09	NOK	100,170,000	14,316,661
6.000% 05/16/11	NOK	124,830,000	18,852,800
Kingdom of Sweden
6.750% 05/05/14	SEK	110,600,000	16,479,457
Pemex Project Funding Master Trust
5.750% 03/01/18 (b)		6,570,000	5,363,091
5.750% 03/01/18		3,800,000	3,101,940
Province of British Columbia
9.500% 01/09/12	CAD	7,150,000	6,903,550
Province of Quebec
6.000% 10/01/12	CAD	7,155,000	6,348,051
Queensland Treasury Corp.
6.500% 04/16/12	AUD	8,425,000	5,849,426
Republic of Chile
7.125% 01/11/12		3,000,000	3,267,600

	Par ($)(a)		Value ($)
Republic of Colombia
8.125% 05/21/24		8,525,000	7,970,875
9.750% 04/09/11		2,824,951	2,888,512
Republic of France
3.750% 04/25/17	EUR	17,100,000	22,060,334
4.000% 04/25/13	EUR	9,100,000	12,038,817
4.750% 10/25/12	EUR	15,400,000	20,847,095
Republic of Italy
4.250% 02/01/15	EUR	7,765,000	9,985,503
Republic of Panama
6.700% 01/26/36		9,700,000	7,566,000
8.875% 09/30/27		7,270,000	6,979,200
Republic of Peru
7.350% 07/21/25		8,100,000	7,310,250
9.875% 02/06/15		9,640,000	10,483,500
Republic of Poland
4.750% 04/25/12	PLN	16,100,000	5,239,491
5.750% 03/24/10	PLN	36,900,000	12,354,603
Republic of South Africa
6.500% 06/02/14		3,650,000	3,102,500
13.000% 08/31/09	ZAR	9,073,333	918,870
13.000% 08/31/10	ZAR	1,780,000	188,226
13.000% 08/31/10	ZAR	9,073,334	958,064
13.000% 08/31/11	ZAR	9,073,333	998,948
Russian Federation
7.500% 03/31/30		21,128,800	17,536,904
12.750% 06/24/28		7,430,000	8,395,900
United Kingdom Treasury
5.000% 09/07/14	GBP	1,520,000	2,541,441
5.000% 03/07/25	GBP	4,680,000	7,663,797
8.000% 09/27/13	GBP	6,000,000	11,162,457
9.000% 07/12/11	GBP	5,350,000	9,535,339
United Mexican States
6.050% 01/11/40		2,350,000	1,809,500
6.750% 09/27/34		2,820,000	2,523,900
8.125% 12/30/19		11,020,000	11,640,426
8.375% 01/14/11		14,270,000	15,375,925
11.375% 09/15/16		7,590,000	9,411,600
Foreign Government Obligations Total			513,407,160
U.S. Government Agencies – 0.3%
Federal Home Loan Mortgage Corp.
5.750% 03/15/09		1,010,000	1,024,142
6.750% 03/15/31 (d)		406,000	516,868
Federal National Mortgage Association
4.375% 07/17/13		3,003,000	3,157,603
U.S. Government Agencies Total			4,698,613

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)(a)		Value ($)
U.S. Government Obligations – 22.5%
U.S. Treasury Bonds
5.375% 02/15/31 (d)		29,000,000	36,052,887
7.500% 11/15/24 (d)		18,400,000	27,352,741
8.875% 02/15/19 (d)		21,827,000	31,838,434
10.625% 08/15/15 (d)		29,415,000	43,127,449
12.500% 08/15/14 (d)		52,151,000	56,200,838
U.S. Treasury Notes
4.000% 09/30/09 (d)		20,000,000	20,509,380
4.250% 09/30/12 (d)		40,000,000	44,493,760
5.000% 02/15/11 (d)		47,600,000	51,898,851
5.125% 05/15/16 (d)		46,000,000	53,837,986
U.S. Treasury STRIPS
(e) 05/15/23 (d) P.O.		4,550,000	2,531,998
(e) 11/15/13 (d)		2,250,000	2,034,502
U.S. Government Obligations Total			369,878,826
Total Government & Agency Obligations (cost of $898,558,034)			887,984,599
Corporate Fixed-Income Bonds & Notes – 28.3%
Basic Materials – 2.4%
Chemicals – 0.8%
Agricultural Chemicals – 0.3%
Mosaic Co.
7.625% 12/01/16 (b)		3,105,000	2,670,300
Terra Capital, Inc.
7.000% 02/01/17		2,715,000	1,961,587
			4,631,887
Chemicals-Diversified – 0.4%
Huntsman International LLC
6.875% 11/15/13 (b)	EUR	1,165,000	858,172
7.875% 11/15/14		3,190,000	2,105,400
Ineos Group Holdings PLC
8.500% 02/15/16 (b)		4,135,000	733,963
NOVA Chemicals Corp.
6.500% 01/15/12		3,195,000	2,220,525
			5,918,060
Chemicals-Specialty – 0.1%
Chemtura Corp.
6.875% 06/01/16		2,560,000	1,408,000
MacDermid, Inc.
9.500% 04/15/17 (b)		1,730,000	934,200
			2,342,200
Chemicals Total			12,892,147

	Par ($)(a)	Value ($)
Forest Products & Paper – 0.4%
Paper & Related Products – 0.4%
Abitibi-Consolidated, Inc.
8.375% 04/01/15	3,900,000	585,000
Domtar Corp.
7.125% 08/15/15	3,455,000	2,349,400
Georgia-Pacific Corp.
8.000% 01/15/24	3,060,000	1,973,700
NewPage Corp.
12.000% 05/01/13	1,305,000	450,225
10.000% 05/01/12	1,370,000	739,800
NewPage Holding Corp.
PIK,
10.265% 11/01/13	977,468	437,417
		6,535,542
Forest Products & Paper Total		6,535,542
Iron/Steel – 0.3%
Steel-Producers – 0.3%
Russel Metals, Inc.
6.375% 03/01/14	1,360,000	1,084,600
Steel Dynamics, Inc.
7.750% 04/15/16 (b)	3,855,000	2,351,550
United States Steel Corp.
7.000% 02/01/18	4,125,000	2,600,136
		6,036,286
Iron/Steel Total		6,036,286
Metals & Mining – 0.9%
Diversified Minerals – 0.1%
FMG Finance Ltd.
10.625% 09/01/16 (b)	4,130,000	2,333,450
		2,333,450
Metal-Diversified – 0.4%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	8,570,000	6,084,700
		6,084,700
Mining Services – 0.0%
Noranda Aluminium Holding Corp.
8.345% 11/15/14 (c)	2,255,000	270,600
		270,600
Non-Ferrous Metals – 0.4%
Codelco, Inc.
5.500% 10/15/13	6,000,000	5,768,964
		5,768,964
Metals & Mining Total		14,457,714
Basic Materials Total		39,921,689

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Communications – 4.5%
Media – 1.4%
Cable TV – 0.9%
Cablevision Systems Corp.
8.000% 04/15/12	2,639,000	2,163,980
Charter Communications Holdings I LLC
11.000% 10/01/15	2,725,000	722,125
Charter Communications Holdings II LLC
10.250% 09/15/10	2,170,000	1,101,275
CSC Holdings, Inc.
7.625% 04/01/11	2,365,000	2,093,025
DirecTV Holdings LLC
6.375% 06/15/15	3,700,000	3,006,250
EchoStar DBS Corp.
6.625% 10/01/14	5,830,000	4,168,450
7.125% 02/01/16	1,000,000	710,000
		13,965,105
Multimedia – 0.3%
Lamar Media Corp.
6.625% 08/15/15	3,330,000	2,414,250
Quebecor Media, Inc.
7.750% 03/15/16	3,815,000	2,556,050
		4,970,300
Publishing-Books – 0.1%
TL Acquisitions, Inc.
10.500% 01/15/15 (b)	4,040,000	2,181,600
		2,181,600
Publishing-Periodicals – 0.1%
Dex Media, Inc.
(f) 11/15/13 (9.000% 11/15/08)	1,775,000	230,750
Idearc, Inc.
8.000% 11/15/16	4,455,000	367,537
Penton Media, Inc.
8.420% 02/01/14 (g)	1,000,000	400,000
R.H. Donnelley Corp.
8.875% 01/15/16	2,030,000	263,900
8.875% 10/15/17	4,595,000	597,350
		1,859,537
Radio – 0.0%
CMP Susquehanna Corp.
9.875% 05/15/14	2,185,000	387,838
		387,838

	Par ($)(a)		Value ($)
Television – 0.0%
Local TV Finance LLC
PIK,
9.250% 06/15/15 (b)		1,885,000	756,356
			756,356
Media Total			24,120,736
Telecommunication Services – 3.1%
Cellular Telecommunications – 1.0%
Cricket Communications, Inc.
9.375% 11/01/14		4,855,000	3,853,656
Digicel Group Ltd.
8.875% 01/15/15 (b)		4,375,000	2,253,125
MetroPCS Wireless, Inc.
9.250% 11/01/14		5,125,000	4,202,500
Nextel Communications, Inc.
7.375% 08/01/15		4,915,000	1,966,000
Orascom Telecom Finance SCA
7.875% 02/08/14 (b)		1,150,000	632,500
Wind Acquisition Financial SA
PIK,
11.753% 12/21/11 (g)		4,663,251	2,735,534
			15,643,315
Satellite Telecommunications – 0.5%
Inmarsat Finance II PLC
(f) 11/15/12 (10.375% 11/15/08)		3,045,000	2,671,988
Intelsat Jackson Holdings Ltd.
11.250% 06/15/16		6,200,000	4,991,000
			7,662,988
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.
6.450% 03/15/29		4,510,000	1,804,000
			1,804,000
Telecommunication Services – 0.5%
Hellas Telecommunications Luxembourg II
10.503% 01/15/15 (b)(c)		1,385,000	304,700
Nordic Telephone Co. Holdings ApS
8.250% 05/01/16 (b)	EUR	1,285,000	1,077,129
8.875% 05/01/16 (b)		3,225,000	2,338,125
Syniverse Technologies, Inc.
7.750% 08/15/13		1,570,000	910,600
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14		2,815,000	2,223,850
West Corp.
11.000% 10/15/16		3,600,000	1,548,000
			8,402,404

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)		Value ($)
Telephone-Integrated – 1.0%
Cincinnati Bell, Inc.
8.375% 01/15/14		2,570,000	1,898,587
Citizens Communications Co.
7.875% 01/15/27		3,885,000	1,903,650
Qwest Communications International, Inc.
7.500% 02/15/14		4,480,000	2,912,000
Qwest Corp.
7.500% 10/01/14		1,340,000	1,031,800
7.500% 06/15/23		4,085,000	2,614,400
Virgin Media Finance PLC
8.750% 04/15/14	EUR	2,595,000	2,109,298
8.750% 04/15/14		1,265,000	913,963
Windstream Corp.
8.625% 08/01/16		4,555,000	3,552,900
			16,936,598
Telecommunication Services Total			50,449,305
Communications Total			74,570,041
Consumer Cyclical – 3.0%
Apparel – 0.2%
Apparel Manufacturers – 0.2%
Levi Strauss & Co.
9.750% 01/15/15		5,705,000	3,423,000
			3,423,000
Apparel Total			3,423,000
Auto Manufacturers – 0.3%
Auto-Cars/Light Trucks – 0.3%
Ford Motor Co.
7.450% 07/16/31		4,870,000	1,217,500
General Motors Corp.
7.200% 01/15/11		8,100,000	2,187,000
8.375% 07/15/33		8,335,000	1,833,700
			5,238,200
Auto Manufacturers Total			5,238,200
Auto Parts & Equipment – 0.5%
Auto/Truck Parts & Equipment-Original – 0.3%
ArvinMeritor, Inc.
8.125% 09/15/15		1,880,000	789,600
Cooper-Standard Automotive, Inc.
7.000% 12/15/12		2,140,000	930,900
Hayes Lemmerz Finance Luxembourg SA
8.250% 06/15/15	EUR	2,050,000	911,260
TRW Automotive, Inc.
7.000% 03/15/14 (b)		3,285,000	1,593,225
			4,224,985

	Par ($)(a)	Value ($)
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group, Inc.
8.000% 07/01/13	2,380,000	1,499,400
		1,499,400
Rubber-Tires – 0.1%
Goodyear Tire & Rubber Co.
8.625% 12/01/11	560,000	417,900
9.000% 07/01/15	2,720,000	2,026,400
		2,444,300
Auto Parts & Equipment Total		8,168,685
Entertainment – 0.2%
Music – 0.2%
Steinway Musical Instruments, Inc.
7.000% 03/01/14 (b)	965,000	675,500
WMG Acquisition Corp.
7.375% 04/15/14	2,465,000	1,479,000
WMG Holdings Corp.
(f) 12/15/14 (9.500% 12/15/09)	2,280,000	877,800
		3,032,300
Resorts/Theme Parks – 0.0%
Six Flags, Inc.
9.625% 06/01/14	1,557,000	217,980
		217,980
Entertainment Total		3,250,280
Home Builders – 0.1%
Building-Residential/Commercial – 0.1%
KB Home
5.875% 01/15/15	3,070,000	1,780,600
		1,780,600
Home Builders Total		1,780,600
Home Furnishings – 0.0%
Simmons Co.
9.095% 02/15/12 (g)	2,300,000	23,000
		23,000
Home Furnishings Total		23,000
Leisure Time – 0.2%
Cruise Lines – 0.1%
Royal Caribbean Cruises Ltd.
7.000% 06/15/13	2,065,000	1,239,000
		1,239,000

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Recreational Centers – 0.1%
Town Sports International, Inc.
(f) 02/01/14 (11.000% 02/01/09)	1,703,000	1,481,610
		1,481,610
Leisure Time Total		2,720,610
Lodging – 0.8%
Casino Hotels – 0.5%
Boyd Gaming Corp.
6.750% 04/15/14	1,250,000	750,000
7.125% 02/01/16	1,500,000	847,500
Harrah's Operating Co., Inc.
10.750% 02/01/16 (b)	3,925,000	873,313
Jacobs Entertainment, Inc.
9.750% 06/15/14	2,165,000	995,900
Majestic Star LLC
9.750% 01/15/11 (h)	2,740,000	54,800
MGM Mirage
7.500% 06/01/16	5,875,000	3,025,625
Snoqualmie Entertainment Authority
6.875% 02/01/14 (b)(c)	375,000	221,250
9.125% 02/01/15 (b)	2,235,000	1,296,300
Station Casinos, Inc.
6.625% 03/15/18	3,225,000	290,250
		8,354,938
Gambling (Non-Hotel) – 0.3%
Mashantucket Western Pequot Tribe
8.500% 11/15/15 (b)	4,545,000	1,727,100
Seminole Indian Tribe of Florida
7.804% 10/01/20 (b)	3,215,000	2,816,147
		4,543,247
Lodging Total		12,898,185
Retail – 0.6%
Retail-Apparel/Shoe – 0.1%
Hanesbrands, Inc.
6.508% 12/15/14 (c)	1,465,000	944,925
Phillips-Van Heusen Corp.
8.125% 05/01/13	1,370,000	941,875
7.250% 02/15/11	825,000	674,438
		2,561,238
Retail-Automobiles – 0.1%
AutoNation, Inc.
6.753% 04/15/13 (c)	450,000	285,750
7.000% 04/15/14	1,245,000	809,250
		1,095,000

	Par ($)(a)	Value ($)
Retail-Discount – 0.1%
Dollar General Corp.
PIK,
11.875% 07/15/17	2,740,000	2,198,850
		2,198,850
Retail-Drug Stores – 0.1%
Rite Aid Corp.
9.500% 06/15/17	4,610,000	1,359,950
		1,359,950
Retail-Propane Distributors – 0.2%
AmeriGas Partners LP
7.125% 05/20/16	2,515,000	1,760,500
7.250% 05/20/15	1,765,000	1,270,800
		3,031,300
Retail Total		10,246,338
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA
9.250% 05/01/12 (b)	2,465,000	1,799,450
		1,799,450
Textiles Total		1,799,450
Consumer Cyclical Total		49,548,348
Consumer Non-Cyclical – 4.4%
Agriculture – 0.1%
Tobacco – 0.1%
Reynolds American, Inc.
7.625% 06/01/16	2,390,000	1,888,956
		1,888,956
Agriculture Total		1,888,956
Beverages – 0.2%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
8.000% 12/15/11	2,145,000	1,265,550
		1,265,550
Beverages-Wine/Spirits – 0.1%
Constellation Brands, Inc.
8.125% 01/15/12	2,725,000	2,370,750
		2,370,750
Beverages Total		3,636,300

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Biotechnology – 0.1%
Medical-Biomedical/Gene – 0.1%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	2,625,000	2,257,500
		2,257,500
Biotechnology Total		2,257,500
Commercial Services – 1.1%
Commercial Services – 0.3%
ARAMARK Corp.
8.500% 02/01/15	2,770,000	2,299,100
Iron Mountain, Inc.
8.000% 06/15/20	3,100,000	2,387,000
		4,686,100
Commercial Services-Finance – 0.0%
ACE Cash Express, Inc.
10.250% 10/01/14 (b)	1,550,000	620,000
		620,000
Funeral Services & Related Items – 0.2%
Service Corp. International
6.750% 04/01/16	1,980,000	1,494,900
7.000% 06/15/17	1,750,000	1,260,000
7.375% 10/01/14	290,000	234,900
		2,989,800
Private Corrections – 0.3%
Corrections Corp. of America
6.250% 03/15/13	2,355,000	2,072,400
GEO Group, Inc.
8.250% 07/15/13	2,865,000	2,478,225
		4,550,625
Rental Auto/Equipment – 0.3%
Ashtead Holdings PLC
8.625% 08/01/15 (b)	2,885,000	1,673,300
Rental Service Corp.
9.500% 12/01/14	2,800,000	1,372,000
United Rentals North America, Inc.
6.500% 02/15/12	2,650,000	1,855,000
		4,900,300
Commercial Services Total		17,746,825
Food – 0.5%
Food-Dairy Products – 0.1%
Dean Foods Co.
7.000% 06/01/16	3,000,000	2,332,500
		2,332,500

	Par ($)(a)	Value ($)
Food-Meat Products – 0.0%
Smithfield Foods, Inc.
7.750% 07/01/17	1,260,000	658,350
		658,350
Food-Miscellaneous/Diversified – 0.4%
Del Monte Corp.
6.750% 02/15/15	2,665,000	2,171,975
Pinnacle Foods Finance LLC
9.250% 04/01/15	4,400,000	2,904,000
Reddy Ice Holdings, Inc.
(f) 11/01/12 (10.500% 11/01/08)	1,875,000	843,750
		5,919,725
Food Total		8,910,575
Healthcare Products – 0.4%
Medical Products – 0.4%
Biomet, Inc.
PIK,
10.375% 10/15/17	8,595,000	6,360,300
		6,360,300
Healthcare Products Total		6,360,300
Healthcare Services – 1.3%
Dialysis Centers – 0.2%
DaVita, Inc.
7.250% 03/15/15	3,880,000	3,356,200
		3,356,200
Medical-Hospitals – 0.9%
Community Health Systems, Inc.
8.875% 07/15/15	4,625,000	3,711,562
HCA, Inc.
9.250% 11/15/16	2,655,000	2,157,188
PIK,
9.625% 11/15/16	12,740,000	9,172,800
		15,041,550
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.
PIK,
8.334% 03/15/12 (c)	1,784,000	1,123,920
US Oncology, Inc.
9.000% 08/15/12	1,170,000	974,025
		2,097,945
Healthcare Services Total		20,495,695

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Household Products/Wares – 0.2%
Consumer Products-Miscellaneous – 0.2%
American Greetings Corp.
7.375% 06/01/16	2,365,000	1,880,175
Jostens IH Corp.
7.625% 10/01/12	2,250,000	1,800,000
		3,680,175
Household Products/Wares Total		3,680,175
Pharmaceuticals – 0.5%
Medical-Drugs – 0.3%
Elan Finance PLC
8.875% 12/01/13	4,240,000	2,332,000
Warner Chilcott Corp.
8.750% 02/01/15	3,465,000	3,057,862
		5,389,862
Pharmacy Services – 0.2%
Omnicare, Inc.
6.750% 12/15/13	2,830,000	2,363,050
		2,363,050
Pharmaceuticals Total		7,752,912
Consumer Non-Cyclical Total		72,729,238
Energy – 4.4%
Coal – 0.4%
Arch Western Finance LLC
6.750% 07/01/13	2,975,000	2,394,875
Massey Energy Co.
6.875% 12/15/13	5,325,000	3,607,687
		6,002,562
Coal Total		6,002,562
Oil & Gas – 2.7%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
7.375% 07/15/14	1,210,000	1,031,525
		1,031,525
Oil Companies-Exploration & Production – 2.2%
Chesapeake Energy Corp.
6.375% 06/15/15	6,115,000	4,280,500
Cimarex Energy Co.
7.125% 05/01/17	2,225,000	1,735,500
Compton Petroleum Corp.
7.625% 12/01/13	2,765,000	1,133,650
KCS Energy, Inc.
7.125% 04/01/12	940,000	676,800

	Par ($)(a)	Value ($)
Newfield Exploration Co.
6.625% 04/15/16	4,295,000	3,135,350
OPTI Canada, Inc.
8.250% 12/15/14	3,850,000	1,501,500
Pemex Finance Ltd.
9.150% 11/15/18	2,485,000	3,264,477
10.610% 08/15/17	1,650,000	1,831,863
PetroHawk Energy Corp.
7.875% 06/01/15 (b)	5,270,000	3,715,350
Pioneer Natural Resources Co.
5.875% 07/15/16	2,625,000	1,789,397
Quicksilver Resources, Inc.
7.125% 04/01/16	5,730,000	3,294,750
Range Resources Corp.
7.500% 05/15/16	2,665,000	2,211,950
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% 09/30/16 (b)	4,200,000	3,531,276
Southwestern Energy Co.
7.500% 02/01/18 (b)	4,185,000	3,536,325
XTO Energy, Inc.
7.500% 04/15/12	340,000	335,655
		35,974,343
Oil Refining & Marketing – 0.2%
Frontier Oil Corp.
8.500% 09/15/16	1,690,000	1,419,600
Tesoro Corp.
6.625% 11/01/15	2,950,000	1,829,000
United Refining Co.
10.500% 08/15/12	2,215,000	1,373,300
		4,621,900
Oil-Field Services – 0.2%
Gazprom International SA
7.201% 02/01/20	4,681,125	3,417,221
		3,417,221
Oil & Gas Total		45,044,989
Oil & Gas Services – 0.1%
Seismic Data Collection – 0.1%
Seitel, Inc.
9.750% 02/15/14	1,530,000	887,400
		887,400
Oil & Gas Services Total		887,400
Oil, Gas & Consumable Fuels – 0.4%
Oil Company-Integrated – 0.4%
Petrobras International Finance Co.
6.125% 10/06/16	8,150,000	7,436,875
		7,436,875
Oil, Gas & Consumable Fuels Total		7,436,875

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)		Value ($)
Pipelines – 0.8%
Atlas Pipeline Partners LP
8.125% 12/15/15		3,125,000	2,031,250
Colorado Interstate Gas Co.
6.800% 11/15/15		555,000	463,492
El Paso Corp.
6.875% 06/15/14		2,970,000	2,201,679
7.250% 06/01/18		3,970,000	2,759,150
Kinder Morgan Finance Co. ULC
5.700% 01/05/16		2,715,000	1,900,500
MarkWest Energy Partners LP
6.875% 11/01/14		1,885,000	1,244,100
8.500% 07/15/16		810,000	530,550
Williams Companies, Inc.
8.125% 03/15/12		2,385,000	2,063,025
			13,193,746
Pipelines Total			13,193,746
Energy Total			72,565,572
Financials – 2.9%
Banks – 0.0%
Commercial Banks-Southern US – 0.0%
First Union National Bank
5.800% 12/01/08		382,000	382,000
			382,000
Banks Total			382,000
Commercial Banks – 0.9%
Special Purpose Banks – 0.9%
Instituto de Credito Oficial
0.800% 09/28/09	JPY	1,380,000,000	14,435,334
			14,435,334
Commercial Banks Total			14,435,334
Diversified Financial Services – 1.5%
Finance-Auto Loans – 0.4%
Ford Motor Credit Co.
8.000% 12/15/16		2,630,000	1,108,353
7.800% 06/01/12		5,725,000	2,469,244
GMAC LLC
6.875% 09/15/11		4,605,000	1,769,508
8.000% 11/01/31		7,180,000	1,888,283
			7,235,388
Finance-Consumer Loans – 0.2%
SLM Corp.
6.500% 06/15/10	NZD	7,865,000	3,727,496
			3,727,496

	Par ($)(a)	Value ($)
Investment Management/Advisor Service – 0.1%
Nuveen Investments, Inc.
10.500% 11/15/15 (b)	4,015,000	1,229,594
		1,229,594
Special Purpose Entity – 0.8%
CDX North America High Yield
8.875% 06/29/13 (b)	14,000,000	11,270,000
Goldman Sachs Capital II
5.793% 12/29/49 (c)	3,030,000	1,137,841
		12,407,841
Diversified Financial Services Total		24,600,319
Insurance – 0.4%
Insurance Brokers – 0.1%
HUB International Holdings, Inc.
10.250% 06/15/15 (b)	2,205,000	1,212,750
USI Holdings Corp.
9.750% 05/15/15 (b)	1,485,000	595,856
		1,808,606
Property/Casualty Insurance – 0.3%
Asurion Corp.
8.268% 07/02/15 (g)	1,186,983	795,278
7.909% 07/02/15 (g)	1,623,017	996,127
Crum & Forster Holdings Corp.
7.750% 05/01/17	3,665,000	2,519,688
		4,311,093
Insurance Total		6,119,699
Real Estate Investment Trusts (REITs) – 0.1%
REITS-Hotels – 0.1%
Host Marriott LP
6.750% 06/01/16	2,300,000	1,529,500
		1,529,500
Real Estate Investment Trusts (REITs) Total		1,529,500
Financials Total		47,066,852
Industrials – 4.0%
Aerospace & Defense – 0.4%
Aerospace/Defense-Equipment – 0.2%
BE Aerospace, Inc.
8.500% 07/01/18	3,135,000	2,586,375
Sequa Corp.
11.750% 12/01/15 (b)	3,585,000	1,577,400
		4,163,775

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Electronics-Military – 0.2%
L-3 Communications Corp.
6.375% 10/15/15	3,535,000	2,934,050
		2,934,050
Aerospace & Defense Total		7,097,825
Electrical Components & Equipment – 0.2%
Wire & Cable Products – 0.2%
Belden, Inc.
7.000% 03/15/17	1,325,000	987,125
General Cable Corp.
6.258% 04/01/15 (c)	860,000	490,200
7.125% 04/01/17	2,765,000	1,741,950
		3,219,275
Electrical Components & Equipment Total		3,219,275
Electronics – 0.1%
Electronic Components-Miscellaneous – 0.1%
Flextronics International Ltd.
6.250% 11/15/14 (g)	1,305,000	965,700
7.069% 10/01/14 (g)	457,270	307,895
6.400% 10/01/14 (g)	78,138	52,613
6.133% 10/01/14 (g)	1,444,592	972,691
		2,298,899
Electronics Total		2,298,899
Engineering & Construction – 0.1%
Building & Construction-Miscellaneous – 0.1%
Esco Corp.
8.625% 12/15/13 (b)	1,515,000	1,166,550
		1,166,550
Engineering & Construction Total		1,166,550
Environmental Control – 0.3%
Non-Hazardous Waste Disposal – 0.3%
Allied Waste North America, Inc.
7.125% 05/15/16	850,000	748,000
7.875% 04/15/13	4,645,000	4,343,075
		5,091,075
Recycling – 0.0%
Aleris International, Inc.
10.000% 12/15/16	2,180,000	228,900
PIK,
9.000% 12/15/14	1,525,000	91,500
		320,400
Environmental Control Total		5,411,475

	Par ($)(a)	Value ($)
Hand/Machine Tools – 0.1%
Machinery-Electrical – 0.1%
Baldor Electric Co.
8.625% 02/15/17	1,415,000	1,040,025
		1,040,025
Hand/Machine Tools Total		1,040,025
Machinery-Construction & Mining – 0.2%
Terex Corp.
8.000% 11/15/17	4,375,000	3,128,125
		3,128,125
Machinery-Construction & Mining Total		3,128,125
Machinery-Diversified – 0.3%
Machinery-General Industry – 0.2%
Manitowoc Co., Inc.
7.125% 11/01/13	2,990,000	2,392,000
Westinghouse Air Brake Technologies Corp.
6.875% 07/31/13	1,165,000	1,016,463
		3,408,463
Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.
8.875% 11/01/13	1,235,000	1,043,575
		1,043,575
Machinery-Diversified Total		4,452,038
Miscellaneous Manufacturing – 0.7%
Diversified Manufacturing Operators – 0.5%
Bombardier, Inc.
6.300% 05/01/14 (b)	4,500,000	3,397,500
Koppers Holdings, Inc.
(f) 11/15/14 (9.875% 11/15/09)	3,190,000	2,472,250
Trinity Industries, Inc.
6.500% 03/15/14	3,140,000	2,574,800
		8,444,550
Miscellaneous Manufacturing – 0.2%
American Railcar Industries, Inc.
7.500% 03/01/14	1,990,000	1,432,800
TriMas Corp.
9.875% 06/15/12	2,481,000	1,321,132
		2,753,932
Miscellaneous Manufacturing Total		11,198,482

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Packaging & Containers – 0.9%
Containers-Metal/Glass – 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	4,540,000	4,108,700
Owens-Brockway Glass Container, Inc.
8.250% 05/15/13	3,940,000	3,703,600
Owens-Illinois, Inc.
7.500% 05/15/10	2,180,000	2,092,800
		9,905,100
Containers-Paper/Plastic – 0.3%
Berry Plastics Holding Corp.
10.250% 03/01/16	2,980,000	1,192,000
Jefferson Smurfit Corp.
8.250% 10/01/12	3,710,000	1,038,800
Solo Cup Co.
8.500% 02/15/14	3,825,000	2,371,500
		4,602,300
Packaging & Containers Total		14,507,400
Transportation – 0.7%
Transportation-Marine – 0.4%
Navios Maritime Holdings, Inc.
9.500% 12/15/14	3,265,000	1,959,000
Ship Finance International Ltd.
8.500% 12/15/13	2,500,000	1,750,000
Stena AB
7.500% 11/01/13	3,070,000	2,348,550
		6,057,550
Transportation-Railroad – 0.1%
TFM SA de CV
9.375% 05/01/12	2,915,000	2,317,425
		2,317,425
Transportation-Services – 0.2%
Bristow Group, Inc.
7.500% 09/15/17	2,075,000	1,431,750
PHI, Inc.
7.125% 04/15/13	1,910,000	1,165,100
		2,596,850
Transportation Total		10,971,825
Industrials Total		64,491,919
Technology – 0.5%
Computers – 0.3%
Computer Services – 0.3%
Sungard Data Systems, Inc.
9.125% 08/15/13	5,810,000	4,502,750
		4,502,750
Computers Total		4,502,750

	Par ($)(a)	Value ($)
Semiconductors – 0.2%
Electronic Components-Semiconductors – 0.2%
Amkor Technology, Inc.
9.250% 06/01/16	2,375,000	1,389,375
Freescale Semiconductor, Inc.
PIK,
9.125% 12/15/14	7,515,000	1,540,575
		2,929,950
Semiconductors Total		2,929,950
Technology Total		7,432,700
Utilities – 2.2%
Electric – 1.9%
Electric-Generation – 0.7%
AES Corp.
7.750% 03/01/14	3,675,000	2,691,938
8.000% 10/15/17	1,445,000	997,050
Edison Mission Energy
7.000% 05/15/17	4,170,000	3,127,500
Intergen NV
9.000% 06/30/17 (b)	6,040,000	4,832,000
		11,648,488
Electric-Integrated – 0.6%
CMS Energy Corp.
6.875% 12/15/15	2,175,000	1,803,366
Energy Future Holdings Corp.
10.875% 11/01/17 (b)	3,225,000	2,080,125
Mirant Mid Atlantic LLC
8.625% 06/30/12	343,408	305,633
Texas Competitive Electric Holdings Co.
PIK,
10.500% 11/01/16 (b)	10,445,000	5,640,300
		9,829,424
Independent Power Producer – 0.6%
Dynegy Holdings, Inc.
7.125% 05/15/18	5,400,000	3,186,000
NRG Energy, Inc.
7.375% 02/01/16	1,595,000	1,295,938
7.375% 01/15/17	2,320,000	1,873,400
NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25 (b)	2,810,000	2,191,800
Reliant Energy, Inc.
7.875% 06/15/17	2,435,000	1,771,462
		10,318,600
Electric Total		31,796,512

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)	Value ($)
Independent Power Producers – 0.3%
Electric-Integrated – 0.3%
Mirant Americas Generation LLC
8.500% 10/01/21	5,695,000	3,986,500
		3,986,500
Independent Power Producers Total		3,986,500
Utilities Total		35,783,012
Total Corporate Fixed-Income Bonds & Notes (cost of $705,237,459)		464,109,371
Mortgage-Backed Securities – 7.7%
Federal Home Loan Mortgage Corp.
7.500% 03/01/16	644	669
8.000% 05/01/10	441	457
8.000% 05/01/16	265	272
9.000% 12/01/18	796	855
9.000% 01/01/22	17,579	19,316
9.250% 05/01/16	46,325	50,844
9.500% 08/01/16	532	585
9.750% 09/01/16	1,371	1,517
10.000% 07/01/09	540	549
10.000% 11/01/16	16,167	17,360
10.000% 10/01/19	2,725	3,203
10.000% 11/01/19	4,805	5,718
10.500% 01/01/20	5,327	6,272
10.750% 05/01/10	5,885	6,085
10.750% 07/01/11	11,488	12,303
10.750% 08/01/11	663	686
10.750% 09/01/13	1,754	1,814
11.250% 08/01/13	1,134	1,175
11.250% 09/01/15	6,013	7,132
Federal National Mortgage Association
5.000% 09/01/37	13,862,009	13,964,118
5.500% 11/01/36	11,233,585	11,430,047
6.000% 10/01/36	4,243,750	4,341,176
6.000% 02/01/37	12,895,711	13,191,765
6.000% 08/01/37	18,977,285	19,411,890
6.500% 12/01/31	20,270	21,008
6.500% 05/01/32	27,579	28,532
6.500% 01/01/33	13,000	13,449
6.500% 05/01/33	69,403	71,931
6.500% 11/01/36	29,226,522	30,080,811
6.500% 11/01/37	17,631,024	18,142,630
7.500% 11/01/11	2,126	2,156
8.500% 06/01/15	657	684
8.500% 09/01/21	3,699	3,768
9.000% 05/01/09	68	68
9.000% 08/01/09	80	81
9.000% 10/01/09	17	17

	Par ($)(a)	Value ($)
9.000% 04/01/10	115	117
9.000% 10/01/11	14	14
9.000% 05/01/12	4,602	4,788
9.000% 09/01/13	45	46
9.000% 07/01/14	613	655
9.000% 04/01/16	573	577
9.000% 12/01/16	101	103
9.000% 05/01/17	3,822	4,062
9.000% 08/01/21	23,856	24,346
10.000% 04/01/14	77,127	87,149
10.000% 03/01/16	1,133	1,179
10.500% 03/01/14	37	38
10.500% 07/01/14	18,005	18,603
10.500% 01/01/16	891	934
10.500% 03/01/16	112,893	132,590
Freddie Mac Gold Pool
5.000% 05/01/21	14,342,385	14,505,017
Government National Mortgage Association
9.000% 03/15/09	900	918
9.000% 05/15/09	2,833	2,893
9.000% 06/15/09	4,622	4,714
9.000% 05/15/16	21,272	23,013
9.000% 06/15/16	20,451	22,125
9.000% 07/15/16	46,825	50,658
9.000% 08/15/16	37,019	40,049
9.000% 09/15/16	84,264	91,005
9.000% 10/15/16	11,203	12,120
9.000% 11/15/16	32,689	35,364
9.000% 12/15/16	31,123	33,668
9.000% 01/15/17	2,241	2,431
9.000% 02/15/17	5,437	5,897
9.000% 04/15/17	16,410	17,796
9.000% 07/15/17	25,832	28,015
9.000% 10/15/17	8,116	8,802
9.000% 12/15/17	9,694	10,694
9.500% 06/15/09	724	742
9.500% 07/15/09	6,699	6,877
9.500% 08/15/09	3,314	3,404
9.500% 09/15/09	7,953	8,165
9.500% 10/15/09	14,977	15,370
9.500% 11/15/09	6,297	6,465
9.500% 10/15/16	6,561	7,168
9.500% 08/15/17	5,856	6,417
9.500% 09/15/17	1,888	2,069
10.000% 11/15/09	6,044	6,243
10.000% 01/15/10	262	272
10.000% 12/15/10	105	111
10.000% 09/15/17	22,572	26,247
10.000% 11/15/17	3,219	3,743
10.000% 02/15/18	11,950	13,974
10.000% 08/15/18	260	304

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Mortgage-Backed Securities (continued)
	Par ($)(a)	Value ($)
10.000% 09/15/18	2,803	3,278
10.000% 11/15/18	7,851	9,171
10.000% 03/15/19	8,719	10,245
10.000% 06/15/19	2,428	2,835
10.000% 08/15/19	1,484	1,744
10.000% 11/15/20	1,524	1,799
10.500% 12/15/10	121	129
10.500% 10/15/15	4,967	5,746
10.500% 12/15/15	654	757
10.500% 01/15/16	2,954	3,446
10.500% 10/15/17	8,038	9,443
10.500% 12/15/17	2,770	3,254
10.500% 01/15/18	4,856	5,736
10.500% 07/15/18	952	1,125
10.500% 12/15/18	915	1,067
10.500% 05/15/19	76	91
10.500% 06/15/19	1,645	1,954
10.500% 07/15/19	758	899
11.000% 09/15/15	45,867	53,563
11.000% 10/15/15	48,624	56,774
11.750% 08/15/13	5,642	6,490
12.000% 05/15/14	231	268
Total Mortgage-Backed Securities (cost of $124,998,718)		126,298,708
Asset-Backed Securities – 0.8%
Advanta Business Card Master
Trust 2005 Class A5,
1.513% 04/20/12 (c)	7,000,000	6,603,558
Equity One ABS, Inc.
4.205% 04/25/34	5,050,000	4,220,891
First Plus Home Loan Trust
7.720% 05/10/24	3,247	3,225
GMAC Mortgage Corp.
4.865% 09/25/34 (c)	4,130,000	2,143,350
Total Asset-Backed Securities (cost of $16,147,040)		12,971,024
Municipal Bonds – 0.3%
California – 0.2%
CA Cabazon Band Mission Indians
13.000% 10/01/11	2,820,000	2,755,817
California Total		2,755,817

	Par ($)(a)	Value ($)
Virginia – 0.1%
VA Tobacco Settlement Financing Corp.
Series 2007 A1, 6.706% 06/01/46	2,455,000	1,510,856
Virginia Total		1,510,856
Total Municipal Bonds (Cost of $5,274,755)		4,266,673
Commercial Mortgage-Backed Security – 0.2%
Wachovia Bank Commercial Mortgage Trust
5.726% 06/15/45	3,976,810	3,680,717
Total Commercial Mortgage-Backed Security (cost of $3,855,020)		3,680,717
Collateralized Mortgage Obligation – 0.0%
Agency – 0.0%
Federal Home Loan Mortgage Corp.
I.O.,
5.500% 05/15/27	122,448	4,500
Agency Total		4,500
Total Collateralized Mortgage Obligation (cost of $6)		4,500
Convertible Bond – 0.0%
Industrial – 0.0%
Electrical Components & Equipment – 0.0%
Wire & Cable Products – 0.0%
General Cable Corp.
0.875% 11/15/13	795,000	431,288
Electrical Components & Equipment Total		431,288
Total Industrial		431,288
Total Convertible Bond (cost of $409,425)		431,288
Securities Lending Collateral – 20.9%
	Shares
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 2.216%) (i)	343,230,152	343,230,152
Total Securities Lending Collateral (cost of $343,230,152)		343,230,152

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Short-Term Obligation – 6.8%
	Par ($)(a)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by a U.S. Government Agency Obligation maturing 01/08/10, market value $113,327,200 (repurchase proceeds $111,102,852)	111,101,000	111,101,000
Total Short-Term Obligation (cost of $111,101,000)		111,101,000
Total Investments – 119.1% (cost of $2,208,811,609) (j)		1,954,078,032
Obligation to Return Collateral for Securities Loaned – (20.9)%		(343,230,152)
Other Assets & Liabilities, Net – 1.8%		29,405,883
Net Assets – 100.0%		$1,640,253,763

Notes to Investment Portfolio:

(a)  Principal amount is stated in U.S. dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid, except for the following, amounted to $90,093,300, which represents 5.5% of net assets.

Security	Acquisition Date	Par/Unit	Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	09/26/06- 11/02/06	$1,550,000	$1,565,225	$620,000
Local TV Finance LLC, PIK 9.250% 06/15/15	05/02/07- 06/18/08	1,885,000	1,801,331	756,356
Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	1,150,000	1,150,000	632,500
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07- 10/04/07	3,215,000	3,265,055	2,816,147
				$4,825,003

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.

(d)  All or a portion of this security was on loan at November 30, 2008. The total market value of securities on loan at November 30, 2008 is $337,872,342.

(e)  Zero coupon bond.

(f)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(g)  Loan participation agreement.

(h)  The issuer is in default of certain debt covenants. Income is not being accrued. At November 30, 2008, the value of this security amounted to $54,800 which represents less than 0.1% of net assets.

(i)  Investment made with cash collateral received from securities lending activity.

(j)  Cost for federal income tax purposes is $2,240,229,392.

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Forward foreign currency exchange contracts outstanding on November 30, 2008 are:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$9,343,382	$9,995,673	12/10/08	$652,291
CAD	12,599,655	12,636,097	12/17/08	36,442
CAD	12,599,654	12,605,620	12/17/08	5,966
EUR	6,578,037	6,472,151	12/12/08	(105,886)
EUR	6,578,036	6,469,820	12/12/08	(108,216)
EUR	12,698,912	12,494,000	12/12/08	(204,912)
EUR	10,475,950	10,284,862	12/17/08	(191,088)
EUR	9,898,186	9,751,935	12/17/08	(146,251)
EUR	15,872,652	15,609,250	12/17/08	(263,402)
EUR	8,029,406	7,943,947	01/15/09	(85,459)
EUR	4,087,856	4,051,368	01/15/09	(36,488)
EUR	8,029,405	7,943,567	01/15/09	(85,838)
GBP	7.750.399	8,029,741	12/10/08	279,342
GBP	8,753,751	8,478,252	01/15/09	(275,499)
GBP	8,345,346	8,068,350	01/15/09	(276,996)
				$(805,994)

At November 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	54.1
Corporate Fixed-Income Bonds & Notes	28.3
Mortgage-Backed Securities	7.7
Asset-Backed Securities	0.8
Municipal Bonds	0.3
Commercial Mortgage-Backed Security	0.2
Convertible Bond	0.0	*
Collateralized Mortgage Obligation	0.0	*
	91.4
Securities Lending Collateral	20.9
Short-Term Obligation	6.8
Obligation to Return Collateral for Securities Loaned	(20.9)
Other Assets & Liabilities, Net	1.8
	100.0

*  Rounds to less than 0.01%.

Acronym	Name
AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

I.O.	Interest Only

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PIK	Payment-In-Kind

PLN	Polish Zloty

P.O.	Principal Only

SEK	Swedish Krona

STRIPS	Separate Trading of Registered Interest and Principal of Securities

ZAR	South African Rand

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Strategic Income Fund
November 30, 2008 (Unaudited)

Assets	Investments, at cost	$2,208,811,609
	Investments, at value (including securities on loan of $337,872,342)	1,954,078,032
	Cash	477
	Foreign currency (cost of $274,931)	278,828
	Unrealized appreciation on forward foreign currency exchange contracts	974,041
	Receivable for:
	Fund shares sold	1,943,637
	Interest	32,588,642
	Securities lending	486,194
	Trustees' deferred compensation plan	109,850
	Other assets	24,420
	Total Assets	1,990,484,121
Liabilities	Collateral on securities loaned	343,230,152
	Unrealized depreciation on forward foreign currency exchange contracts	1,780,035
	Payable for:
	Investments purchased	794,071
	Fund shares repurchased	2,796,123
	Investment advisory fee	746,403
	Transfer agent fee	249,134
	Pricing and bookkeeping fees	22,870
	Trustees' fees	42,444
	Custody fee	24,589
	Distribution and service fees	362,641
	Chief compliance officer expenses	319
	Trustees' deferred compensation plan	109,850
	Other liabilities	71,727
	Total Liabilities	350,230,358
	Net Assets	1,640,253,763
Net Assets Consist of	Paid-in capital	2,250,433,897
	Overdistributed net investment income	(32,385,495)
	Accumulated net realized loss	(321,126,081)
	Net unrealized appreciation (depreciation) on:
	Investments	(254,733,577)
	Foreign currency translations	(1,934,981)
	Net Assets	1,640,253,763
Class A	Net assets	$726,119,919
	Shares outstanding	144,110,177
	Net asset value per share	$5.04 (a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($5.04/0.9525)	$5.29 (b)
Class B	Net assets	$126,049,375
	Shares outstanding	25,032,765
	Net asset value and offering price per share	$5.04 (a)
Class C	Net assets	$105,804,339
	Shares outstanding	20,991,334
	Net asset value and offering price per share	$5.04 (a)
Class J	Net assets	$73,439,046
	Shares outstanding	14,626,875
	Net asset value and redemption price per share	$5.02
	Maximum sales charge	3.00%
	Maximum offering price per share ($5.02/0.9700)	$5.18 (c)
Class Z	Net assets	$608,841,084
	Shares outstanding	122,069,256
	Net asset value, offering and redemption price per share	$4.99

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  On sales of 10,000 or more shares the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Strategic Income Fund
For the Six Months Ended November 30, 2008 (Unaudited)

		($)
Investment Income	Interest	58,290,753
	Securities lending income	1,795,027
	Foreign taxes withheld	(61)
	Total Investment Income	60,085,719
Expenses	Investment advisory fee	5,111,599
	Distribution fee:
	Class B	574,801
	Class C	464,777
	Class J	156,248
	Service fee:
	Class A	1,010,879
	Class B	188,857
	Class C	152,940
	Class J	109,971
	Printing fee—Class J	9,882
	Legal fee—Class J	24,522
	Transfer agent fee	1,059,106
	Pricing and bookkeeping fees	96,563
	Trustees' fees	30,282
	Custody fee	119,027
	Chief compliance officer expenses	732
	Other expenses	276,000
	Total Expenses	9,386,186
	Fees waived by Distributor—Class C	(92,556)
	Expense reductions	(20,642)
	Net Expenses	9,272,988
	Net Investment Income	50,812,731
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:
	Investments	(22,839,256)
	Foreign currency transactions	28,909,565
	Net realized gain	6,070,309
	Net change in unrealized appreciation (depreciation) on:
	Investments	(288,433,917)
	Foreign currency translations	(1,416,298)
	Net change in unrealized appreciation (depreciation)	(289,850,215)
	Net Loss	(283,779,906)
	Net Decrease Resulting from Operations	(232,967,175)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Strategic Income Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended November 30, 2008 ($)	Year Ended May 31, 2008 ($)
Operations	Net investment income	50,812,731	97,386,195
	Net realized gain (loss) on investments, foreign currency transactions, future contracts and credit default swap contracts	6,070,309	(18,111,351)
	Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and futures contracts	(289,850,215)	2,202,382
	Net increase (decrease) resulting from operations	(232,967,175)	81,477,226
Distributions to Shareholders	From net investment income:
	Class A	(26,344,561)	(50,892,739)
	Class B	(4,307,855)	(9,849,548)
	Class C	(3,597,778)	(6,352,948)
	Class J	(2,668,158)	(6,462,217)
	Class Z	(23,487,705)	(39,628,577)
	Total distributions to shareholders	(60,406,057)	(113,186,029)
	Net Capital Share Transactions	(58,963,818)	210,069,602
	Net increase (decrease) in net assets	(352,337,050)	178,360,799
Net Assets	Beginning of period	1,992,590,813	1,814,230,014
	End of period	1,640,253,763	1,992,590,813
	Overdistributed net investment income, at end of period	(32,385,495)	(22,792,169)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Strategic Income Fund
	(Unaudited) Six Months Ended November 30, 2008		Year Ended May 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	13,760,569	76,783,575	31,848,528	189,657,562
Distributions reinvested	3,567,668	19,624,071	6,012,418	35,665,784
Redemptions	(19,615,451)	(107,626,494)	(30,569,080)	(181,842,631)
Net increase (decrease)	(2,287,214)	(11,218,848)	7,291,866	43,480,715
Class B
Subscriptions	2,082,993	11,724,786	3,662,880	21,783,584
Distributions reinvested	490,605	2,701,490	1,015,372	6,018,471
Redemptions	(6,153,289)	(33,760,200)	(12,253,467)	(72,884,532)
Net decrease	(3,579,691)	(19,333,924)	(7,575,215)	(45,082,477)
Class C
Subscriptions	3,084,707	17,381,193	7,741,845	46,095,457
Distributions reinvested	446,129	2,458,313	728,030	4,320,524
Redemptions	(4,598,935)	(25,091,951)	(4,114,663)	(24,491,364)
Net increase (decrease)	(1,068,099)	(5,252,445)	4,355,212	25,924,617
Class J
Subscriptions	9,390	51,744	52,960	314,315
Redemptions	(2,642,850)	(14,734,750)	(4,437,920)	(26,328,075)
Net decrease	(2,633,460)	(14,683,006)	(4,384,960)	(26,013,760)
Class Z
Subscriptions	13,377,446	74,933,868	50,836,758	299,913,954
Distributions reinvested	663,655	3,615,828	948,121	5,570,944
Redemptions	(16,051,241)	(87,025,291)	(15,895,913)	(93,724,391)
Net increase (decrease)	(2,010,140)	(8,475,595)	35,888,966	211,760,507

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	November 30,		Year Ended May 31,
Class A Shares	2008		2008	2007		2006		2005	2004
Net Asset Value, Beginning of Period	$5.91		$6.01	$5.88		$6.15		$6.02	$6.09
Income from Investment Operations:
Net investment income (a)	0.15		0.31	0.33		0.34		0.36	0.36
Net realized and unrealized gain (loss) on investments, foreign currency, credit default swap contracts and futures contracts	(0.84)		(0.05)	0.16		(0.15)		0.25	0.01
Total from investment operations	(0.69)		0.26	0.49		0.19		0.61	0.37
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.36)	(0.36)		(0.46)		(0.48)	(0.44)
Net Asset Value, End of Period	$5.04		$5.91	$6.01		$5.88		$6.15	$6.02
Total return (b)	(11.89	)%(c)	4.47%	8.57	%(d)(e)	3.24	%(d)	10.37%	6.21%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.96	%(g)	0.95%	0.95%		0.99%		1.09%	1.17%
Waiver/Reimbursement	—		—	0.01%		0.01%		—	—
Net investment income (f)	5.43	%(g)	5.24%	5.49%		5.56%		5.81%	5.90%
Portfolio turnover rate	19	%(c)	41%	49%		56%		57%	68%
Net assets, end of period (000's)	$726,120		$865,282	$835,878		$703,746		$615,772	$566,269

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	November 30,		Year Ended May 31,
Class B Shares	2008		2008	2007		2006		2005	2004
Net Asset Value, Beginning of Period	$5.91		$6.00	$5.88		$6.15		$6.02	$6.09
Income from Investment Operations:
Net investment income (a)	0.13		0.27	0.28		0.29		0.32	0.32
Net realized and unrealized gain (loss) on investments, foreign currency, credit default swap contracts and futures contracts	(0.84)		(0.05)	0.16		(0.14)		0.25	0.01
Total from investment operations	(0.71)		0.22	0.44		0.15		0.57	0.33
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.31)	(0.32)		(0.42)		(0.44)	(0.40)
Net Asset Value, End of Period	$5.04		$5.91	$6.00		$5.88		$6.15	$6.02
Total return (b)	(12.22	)%(c)	3.86%	7.59	%(d)(e)	2.48	%(d)	9.55%	5.42%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.71	%(g)	1.70%	1.70%		1.74%		1.84%	1.92%
Waiver/Reimbursement	—		—	0.01%		0.01%		—	—
Net investment income (f)	4.67	%(g)	4.50%	4.75%		4.82%		5.06%	5.15%
Portfolio turnover rate	19	%(c)	41%	49%		56%		57%	68%
Net assets, end of period (000's)	$126,049		$169,001	$217,270		$295,983		$349,975	$408,345

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	November 30,		Year Ended May 31,
Class C Shares	2008		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$5.91		$6.01	$5.89		$6.15	$6.02	$6.09
Income from Investment Operations:
Net investment income (a)	0.14		0.28	0.29		0.30	0.32	0.33
Net realized and unrealized gain (loss) on investments, foreign currency, credit default swap contracts and futures contracts	(0.85)		(0.06)	0.15		(0.13)	0.26	0.01
Total from investment operations	(0.71)		0.22	0.44		0.17	0.58	0.34
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.32)	(0.32)		(0.43)	(0.45)	(0.41)
Net Asset Value, End of Period	$5.04		$5.91	$6.01		$5.89	$6.15	$6.02
Total return (b)(c)	(12.16	)%(d)	3.84%	7.74	%(e)	2.79%	9.71%	5.57%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.56	%(g)	1.55%	1.55%		1.59%	1.69%	1.77%
Waiver/Reimbursement	0.15	%(g)	0.15%	0.16%		0.16%	0.15%	0.15%
Net investment income (f)	4.83	%(g)	4.63%	4.89%		4.95%	5.21%	5.31%
Portfolio turnover rate	19	%(d)	41%	49%		56%	57%	68%
Net assets, end of period (000's)	$105,804		$130,420	$106,401		$72,221	$51,488	$41,520

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	November 30,		Year Ended May 31,
Class J Shares	2008		2008	2007		2006		2005	2004
Net Asset Value, Beginning of Period	$5.89		$5.99	$5.87		$6.14		$6.01	$6.08
Income From Investment Operations:
Net investment income (a)	0.14		0.29	0.30		0.31		0.34	0.34
Net realized and unrealized gain (loss) on investments, foreign currency, credit default swap contracts and futures contracts	(0.84)		(0.05)	0.16		(0.14)		0.25	0.01
Total from investment operations	(0.70)		0.24	0.46		0.17		0.59	0.35
Less Distributions to Shareholders:
Net investment income	(0.17)		(0.34)	(0.34)		(0.44)		(0.46)	(0.42)
Net Asset Value, End of Period	$5.02		$5.89	$5.99		$5.87		$6.14	$6.01
Total return (b)	(12.12	)%(c)	4.09%	8.00	%(d)(e)	2.88	%(d)	10.01%	5.88%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.38	%(g)	1.38%	1.31%		1.37%		1.44%	1.52%
Waiver/Reimbursement	—		—	0.01%		0.01%		—	—
Net investment income (f)	4.99	%(g)	4.82%	5.14%		5.19%		5.46%	5.55%
Portfolio turnover rate	19	%(c)	41%	49%		56%		57%	68%
Net assets, end of period (000's)	$73,439		$101,670	$129,706		$173,101		$212,131	$229,179

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	November 30,		Year Ended May 31,
Class Z Shares	2008		2008	2007		2006		2005	2004
Net Asset Value, Beginning of Period	$5.85		$5.95	$5.83		$6.10		$5.98	$6.05
Income from Investment Operations:
Net investment income (a)	0.16		0.32	0.34		0.34		0.37	0.38
Net realized and unrealized gain (loss) on investments, foreign currency, credit default swap contracts and futures contracts	(0.83)		(0.05)	0.15		(0.13)		0.25	0.01
Total from investment operations	(0.67)		0.27	0.49		0.21		0.62	0.39
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.37)	(0.37)		(0.48)		(0.50)	(0.46)
Net Asset Value, End of Period	$4.99		$5.85	$5.95		$5.83		$6.10	$5.98
Total return (b)	(11.73	)%(c)	4.77%	8.73	%(d)(e)	3.51	%(d)	10.53%	6.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.71	%(g)	0.70%	0.71%		0.75%		0.85%	0.93%
Waiver/Reimbursement	—		—	0.01%		0.01%		—	—
Net investment income (f)	5.68	%(g)	5.47%	5.73%		5.76%		6.05%	6.15%
Portfolio turnover rate	19	%(c)	41%	49%		56%		57%	68%
Net assets, end of period (000's)	$608,841		$726,217	$524,975		$308,295		$46,698	$1,150

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Strategic Income Fund

November 30, 2008 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers five classes of shares: Class A, Class B, Class C, Class J and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class J shares are subject to a 3.00% front-end sales charge and are available for purchase only by residents or citizens of Japan. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the

Columbia Strategic Income Fund, November 30, 2008 (Unaudited)

customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On June 1, 2008 the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – significant unobservable inputs (including management's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$708,542,478	$—
Level 2 – Other Significant Observable Inputs	1,242,486,798	(805,994)
Level 3 – Significant Unobservable Inputs	3,048,756	—
Total	$1,954,078,032	$(805,994)

*  Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six month period ended November 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Securities	Other Financial Instruments
Balance as of May 31, 2008	$3,135,365	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized loss	(4,271)	—
Change in unrealized depreciation	(1,857,252)	—
Net sales	(56,949)	—
Net transfers into Level 3	1,831,863	—
Balance as of November 30, 2008	$3,048,756	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Columbia Strategic Income Fund, November 30, 2008 (Unaudited)

Futures Contracts

The Fund may invest in futures for both hedging and non-hedging purposes, including, for example, to seek enhanced returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to hedge the Fund's investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Credit Default Swaps

The Fund may engage in credit default swap transactions for hedging purposes or to seek to increase total return. Credit default swaps are agreements in which one party pays fixed

Columbia Strategic Income Fund, November 30, 2008 (Unaudited)

periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive an upfront payment as the protection seller or make an upfront payment as the protection buyer.

Credit default swaps are marked to market daily and any change is recorded as unrealized appreciation/depreciation on the Fund's Statement of Assets and Liabilities. Periodic payments and premiums received or made are amortized and recorded as realized gain or loss on the Statement of Operations, respectively. Gains or losses are realized as a result of a credit event or termination of the contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund's custodian in compliance with the terms of the swap contract.

By entering into these agreements, the Fund could be exposed to risks in excess of the amounts recorded on the Statement of Assets and Liabilities. Risks include the possibility that there will be no liquid market for these agreements, or that the counterparty to an agreement will default on its obligation to perform.

Stripped Securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In

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addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and distributed monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2008 was as follows:

Ordinary Income*	$113,186,029

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$35,871,107
Unrealized depreciation	(322,022,467)
Net unrealized depreciation	$(286,151,360)

The following capital loss carryforwards, determined as of May 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$138,841,137
2010	138,626,928
2011	318,608
2013	234,018
2014	8,752,148
2015	703,478
2016	3,654,802
Total	$291,131,119

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six month period ended November 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.54% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended November 30, 2008, these minimum account balance fees reduced total expenses by $19,772.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's

Columbia Strategic Income Fund, November 30, 2008 (Unaudited)

shares. For the six month period ended November 30, 2008, the Distributor retained net underwriting discounts of $62,800 on sales of the Fund's Class A shares and received net CDSC fees of $89, $151,706 and $25,042 on Class A, Class B and Class C shares redemption, respectively.

The Fund has adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The service fee is equal to 0.15% annually of the average daily net assets attributable to Class A and Class B shares of the Fund issued prior to January 1, 1993 and 0.25% annually of the average daily net assets attributable to Class A, Class B, Class C and Class J shares issued thereafter. This arrangement results in an annual rate of service fee for shares that is a blend between the 0.15% and 0.25% rates. For the six month period ended November 30, 2008, the Fund's effective service fee rate was 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class J shares.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares and 0.35% annually of the average daily net assets attributable to Class J shares. The Distributor has voluntarily agreed to waive a portion of the Class C shares distribution fee so that it will not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended November 30, 2008, these custody credits reduced total expenses by $870 for the Fund.

Note 6. Portfolio Information

For the six month period ended November 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $332,742,977 and $409,670,309, respectively, of which $13,785,721 and $—, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 16, 2008, the Fund and other affiliated funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Interest on the committed line of credit was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a

Columbia Strategic Income Fund, November 30, 2008 (Unaudited)

commitment fee of 0.10% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charged an annual operations agency fee of $40,000 for the committed line of credit and was able to charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended November 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

As of November 30, 2008, one shareholder held 32.0% of the Fund's shares outstanding, over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of November 30, 2008, one shareholder held 7.4% of the Fund's shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to

Columbia Strategic Income Fund, November 30, 2008 (Unaudited)

the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the

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Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the full Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, the funds' investment adviser, including the senior manager of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers, research analysts and traders at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia believe to be reasonably necessary for the Trustees to evaluate the Agreements and to determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, and additional information assessing performance on a risk-adjusted basis, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage and the use of "soft" commission dollars to pay for research products and services, (viii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, and legal and regulatory requirements, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and to the recent period of volatility in the securities markets and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and to request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2008 meeting, following meetings of the Advisory Fees and Expenses Committee held in February, April, August, September and October, 2008. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through April 30, 2008, Columbia Strategic Income Fund's performance was in the first quintile (where the best performance would be in the first quintile) for the one-year period, in the third quintile for the three-year period, and in the second quintile for the five- and ten-year periods, of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees considered that Columbia Strategic Income Fund's total expenses and actual management fees were in the third quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as fee waivers/expense reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, fee waivers/expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

■  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

■  the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

■  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

■  the report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2009.

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 3, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Atlantic Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the October meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the "Funds."

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns through April 30, 2008, at least half of all the Funds were in the first and second performance quintiles in each of the four performance periods and, at most, only 11% were in the fifth quintile in any one performance period. Both equity and fixed-income funds posted strong performance relative to comparable funds.

4.  Performance rankings were similar in 2007 and 2008, although last year's were slightly stronger. Despite the stability in the distribution of rankings in the two years, at least half the Funds changed quintile rankings between the two years in at least one of the 1-, 3-, and 5-year performance periods.

5.  The performance of the actively managed equity Funds against their benchmarks was very strong. At least 57% and as many as 73% posted net returns exceeding their benchmarks over the 1-, 3-, and 5-year periods. In contrast, gross and net returns of fixed-income Funds typically fell short of their benchmarks.

6.  Atlantic equity Funds' overall performance adjusted for risk also was strong. Based upon 3-year returns, nearly 80% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Only about one-fifth of the fixed income Funds posted high returns and low risk relative to comparable funds. About two-thirds of the fixed-income Funds took on more risk than the typical fund in their performance universes.

7.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but their performance, on the whole, remains strong. The filtering process, however, did identify two Funds for further review that had not been designated review funds using unfiltered universes.

8.  A small number of Funds have consistently underperformed over the past four years. The exact number depends on the criteria used to evaluate longer-term performance. For example, the one-year returns of one Fund have been in the fourth or fifth performance quintiles in each of the past four years; there are six Funds whose three-year returns have been in the fourth or fifth quintile over the past four years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers. Only 21% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 23% in those quintiles for total expenses.

11.  The highest concentration of low-expense Funds is found among the equity and tax-exempt fixed income Funds. The 12 former Excelsior Funds have relatively high fees and expenses, with half of those Funds ranking in either the fourth or fifth quintiles. The higher actual management fee rankings of certain Excelsior Funds are due in part to fee schedules that are higher than standard Columbia Fund fee schedules at current asset levels. After discussion with the Trustees, CMA is proposing to lower the management fees on three of these Funds.

12.  The distribution of expense rankings is similar in 2007 and 2008, while management fee rankings improved markedly in 2008. Part of the improvement reflects expense limitations introduced last year for the state intermediate municipal bond Funds.

13.  The management fees of the Atlantic Funds are generally in line with those of Columbia Funds supervised by the Nations Board of Trustees (the "Nations Funds"). In investment categories in which the Atlantic Funds have higher average fees, the difference principally arises out of differences in asset size.

D. Trustees' Fee and Performance Evaluation Process

14.  The Trustees' evaluation process identified 17 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. CMG provided further information about those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

15.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

16.  An examination of the contractual fee schedules for five Atlantic Funds shows that they are generally in line with those of their competitors, in terms of number and extent of fee breakpoints. A similar examination last year of five different Funds led to the same conclusion.

F. Management Fees Charged to Institutional Clients

17.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

18.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG proposed a change to the method by which indirect expenses are allocated. Under this "hybrid" method, indirect costs relating to fund management are allocated among the Funds 50% by assets and 50% per Fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

19.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

20.  In 2007, CMG's complex-wide pre-tax margins on the Atlantic Funds were slightly below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex now comprising 75 Funds (including former Excelsior

Funds), some Atlantic Funds have relatively high pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There is a positive relationship between fund size and profitability, with smaller funds generally operating at a loss.

21.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate it for services it performs with respect to Atlantic Fund assets held for the benefit of its customers. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. When we applied such criteria to the Funds, several additional Funds would have been added to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Potential economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Atlantic Trustees, as part of any future study of management fees, should analyze the differences in management fee schedules, principally arising out of the reorganization of the former Excelsior Funds as Atlantic Funds. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

* * *

Respectfully submitted,
Steven E. Asher

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Strategic Income Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management®

Columbia Strategic Income Fund

Semiannual Report, November 30, 2008

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Permit NO. 20

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/157206-1108 (01/09) 09-68801

Columbia Management®

Semiannual Report

November 30, 2008

Columbia High Yield Opportunity Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Table of Contents

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	16

Statement of Operations	17

Statement of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	24

Board Consideration and Approval of Advisory Agreements	34

Summary of Management Fee Evaluation by Independent Fee Consultant	37

Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■  Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■  News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■  Monthly and quarterly performance information.

■  Portfolio holdings. Full holdings are updated weekly or monthly for money market funds, monthly for equity funds and quarterly for most other funds.

■  Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■  Mutual fund account details with balances, dividend and transaction information.

■  Fund Tracker to customize your homepage with current net asset values for the funds that interest you.

■  On-line transactions including purchases, exchanges and redemptions.

■  Account maintenance for updating your address and dividend payment options.

■  Electronic delivery of prospectuses and shareholder reports.

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com/investor.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia High Yield Opportunity Fund

Summary

■  For the six-month period that ended November 30, 2008, the fund's Class A shares returned negative 30.19% without sales charge. By comparison, the fund's peer group, the Lipper High Current Yield Funds Classification, returned negative 29.65%, while its benchmarks, the JPMorgan Global High Yield Index and the Credit Suisse High Yield Index,1 returned negative 31.31% and negative 30.99%, respectively. As economic conditions deteriorated and the financial crisis accelerated, concerns that more issuers would default on their debt pressured the high-yield sector. In this difficult environment, the fund held up better than its benchmarks because it was more conservatively positioned, with an underweight in lower-quality CCC-rated2 bonds and a below-average yield.

■  Underweights in the financials and broadcasting sectors helped performance. Many financial companies struggled as the subprime mortgage crisis widened, while broadcasting companies suffered as media spending slowed. Overweights in wireless telecommunications services and utilities also were helpful, as both sectors held up relatively well in the economic slowdown. Among top contributors were bonds whose issuers benefited from mergers or acquisitions at premium prices, which were gone from the fund by period end. They included Buhrmann N.V., a Dutch office products company, recently acquired by Staples, Inc., a US office supply company; US Unwired, Inc., a wireless service provider affiliated with Sprint Nextel Corp.; and CHC Helicopter Corp., a Canadian helicopter company serving the energy industry worldwide. CHC was bought by a private equity firm specializing in the energy industry.

■  Overweights in beleaguered sectors, such as automotive and gaming, as well as underweights in more stable sectors, such as food and drugs and aerospace, hurt performance. Among the worst performers were bonds issued by Texas Competitive Electric Holdings Co., an electric utility hurt by declining rates, and Idearc, Inc., a publisher of print and electronic phone directories, which suffered as slowing economic growth pressured media spending (1.2% and 0.1% of net assets, respectively).

1The JPMorgan Global High Yield Index is designed to mirror the investable universe of the US dollar global high-yield corporate debt market, including domestic and international issues. The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high-yield bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2The credit quality ratings represent those of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Ratings ("Fitch") credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security's credit quality does not eliminate risk.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 11/30/08

–30.19%

Class A shares (without sales charge)

–31.31%

JPMorgan Global High Yield Index

–30.99%

Credit Suisse High Yield Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia High Yield Opportunity Fund

■  Going forward, we believe that the high-yield market will remain under pressure as deteriorating economic conditions trigger a significant rise in defaults and investors grow increasingly risk averse. We believe, however, that current valuations are attractive and are compensating investors for taking on higher risk. In the near term, we plan to maintain the fund's more conservative positioning, which includes lower exposure to more vulnerable consumer-related issues and CCC-rated bonds, as well as increased investments in energy, health care and BB-rated holdings.

Portfolio Management

Thomas A. LaPointe, CFA, has co-managed the fund since February 2003 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Kevin L. Cronk, CFA, has co-managed the fund since February 2003 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but also involves a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. Rising interest rates tend to lower the value of all bonds. International investing involves special risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

2

Performance Information – Columbia High Yield Opportunity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 12/01/98 – 11/30/08 ($)

Sales charge	without	with
Class A	9,645	9,187
Class B	8,955	8,955
Class C	9,091	9,091
Class Z	9,886	n/a

The table above shows the performance of a hypothetical $10,000 investment in each share class of Columbia High Yield Opportunity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Net asset value per share
as of 11/30/08 ($)
Class A	2.77
Class B	2.77
Class C	2.77
Class Z	2.77
Distributions declared per share
06/01/08 – 11/30/08 ($)
Class A	0.17
Class B	0.16
Class C	0.16
Class Z	0.18

Annual operating expense ratio (%)*

Class A	1.11
Class B	1.86
Class C	1.86
Class Z	0.86

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Average annual total return as of 11/30/08 (%)

Share class	A		B		C		Z
Inception	10/21/71		06/08/92		01/15/96		01/08/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–30.19	–33.50	–30.45	–33.77	–30.40	–31.06	–30.10
1-year	–30.71	–34.00	–31.22	–34.40	–31.13	–31.76	–30.54
5-year	–2.23	–3.18	–2.96	–3.23	–2.81	–2.81	–1.99
10-year	–0.36	–0.84	–1.10	–1.10	–0.95	–0.95	–0.11

Average annual total return as of 12/31/08 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–24.68	–28.26	–24.97	–28.54	–24.91	–25.63	–24.59
1-year	–26.98	–30.45	–27.52	–30.85	–27.42	–28.09	–26.80
5-year	–1.69	–2.64	–2.42	–2.70	–2.28	–2.28	–1.44
10-year	0.22	–0.26	–0.52	–0.52	–0.37	–0.37	0.48

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The returns shown for the Fund's Class Z shares include the returns of the Fund's Class A shares for periods prior to January 8, 1999, the date on which the Fund's Class Z shares were first offered. The returns shown have been adjusted to reflect the fact that Class Z shares are sold without a sales charge. The returns shown have not been adjusted to reflect any differences in expenses such as distribution and service (Rule 12 b-1) fees between Class Z and Class A shares of the Fund. If differences in expenses had been reflected, the returns shown for Class Z shares for periods prior to January 8, 1999 would have been higher.

3

Understanding Your Expenses – Columbia High Yield Opportunity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

06/01/08 – 11/30/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	698.08	1,019.45	4.77	5.67	1.12
Class B	1,000.00	1,000.00	695.52	1,015.69	7.95	9.45	1.87
Class C	1,000.00	1,000.00	696.02	1,016.44	7.31	8.69	1.72
Class Z	1,000.00	1,000.00	698.98	1,020.71	3.71	4.41	0.87

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses for Class C shares, the Class C account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia High Yield Opportunity Fund

November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 90.1%
	Par (a)		Value ($)
Basic Materials – 7.6%
Chemicals – 2.8%
Agricultural Chemicals – 1.0%
Mosaic Co.
7.625% 12/01/16 (b)		1,780,000	1,530,800
Terra Capital, Inc.
7.000% 02/01/17		1,495,000	1,080,138
			2,610,938
Chemicals-Diversified – 1.3%
Huntsman International LLC
6.875% 11/15/13 (b)	EUR	800,000	589,303
7.875% 11/15/14		1,665,000	1,098,900
Ineos Group Holdings PLC
8.500% 02/15/16 (b)		2,485,000	441,087
NOVA Chemicals Corp.
6.500% 01/15/12		1,500,000	1,042,500
			3,171,790
Chemicals-Specialty – 0.5%
Chemtura Corp.
6.875% 06/01/16		1,475,000	811,250
MacDermid, Inc.
9.500% 04/15/17 (b)		1,015,000	548,100
			1,359,350
Chemicals Total			7,142,078
Forest Products & Paper – 1.5%
Paper & Related Products – 1.5%
Abitibi-Consolidated, Inc.
8.375% 04/01/15		1,870,000	280,500
Domtar Corp.
7.125% 08/15/15		2,075,000	1,411,000
Georgia-Pacific Corp.
8.000% 01/15/24		1,645,000	1,061,025
NewPage Corp.
10.000% 05/01/12		755,000	407,700
12.000% 05/01/13		795,000	274,275
NewPage Holding Corp.
PIK, 10.265% 11/01/13 (c)		588,583	263,391
			3,697,891
Forest Products & Paper Total			3,697,891
Iron/Steel – 1.4%
Steel-Producers – 1.4%
Russel Metals, Inc.
6.375% 03/01/14		765,000	610,087
Steel Dynamics, Inc.
7.750% 04/15/16 (b)		2,310,000	1,409,100

	Par (a)	Value ($)
United States Steel Corp.
7.000% 02/01/18	2,600,000	1,638,874
		3,658,061
Iron/Steel Total		3,658,061
Metals & Mining – 1.9%
Diversified Minerals – 0.5%
FMG Finance Ltd.
10.625% 09/01/16 (b)	2,365,000	1,336,225
		1,336,225
Metal-Diversified – 1.3%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	4,885,000	3,468,350
		3,468,350
Mining Services – 0.1%
Noranda Aluminium Holding Corp.
8.345% 11/15/14 (c)	1,420,000	170,400
		170,400
Metals & Mining Total		4,974,975
Basic Materials Total		19,473,005
Communications – 17.8%
Media – 6.0%
Cable TV – 3.6%
Cablevision Systems Corp.
8.000% 04/15/12	1,540,000	1,262,800
Charter Communications Holdings I LLC
11.000% 10/01/15	2,875,000	761,875
Charter Communications Holdings II LLC
10.250% 09/15/10	1,760,000	893,200
CSC Holdings, Inc.
7.625% 04/01/11	1,135,000	1,004,475
DirecTV Holdings LLC
6.375% 06/15/15	2,090,000	1,698,125
EchoStar DBS Corp.
6.625% 10/01/14	4,035,000	2,885,025
7.125% 02/01/16	1,000,000	710,000
		9,215,500
Multimedia – 1.1%
Lamar Media Corp.
6.625% 08/15/15	1,900,000	1,377,500
Quebecor Media, Inc.
7.750% 03/15/16	2,205,000	1,477,350
		2,854,850

See Accompanying Notes to Financial Statements.

5

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Publishing-Books – 0.5%
TL Acquisitions, Inc.
10.500% 01/15/15 (b)	2,280,000	1,231,200
		1,231,200
Publishing-Periodicals – 0.5%
Dex Media, Inc.
(d) 11/15/13 (9.000% 11/15/08)	1,230,000	159,900
Idearc, Inc.
8.000% 11/15/16	2,395,000	197,587
Penton Media, Inc.
8.420% 02/01/14 (c)(e)	1,000,000	400,000
R.H. Donnelley Corp.
8.875% 01/15/16	2,620,000	340,600
8.875% 10/15/17	2,045,000	265,850
		1,363,937
Radio – 0.1%
CMP Susquehanna Corp.
9.875% 05/15/14	1,405,000	249,388
		249,388
Television – 0.2%
Local TV Finance LLC
PIK, 9.250% 06/15/15 (b)	1,030,000	413,288
		413,288
Media Total		15,328,163
Telecommunication Services – 11.8%
Cellular Telecommunications – 3.7%
Cricket Communications, Inc.
9.375% 11/01/14	2,880,000	2,286,000
Digicel Group Ltd.
8.875% 01/15/15 (b)	2,835,000	1,460,025
MetroPCS Wireless, Inc.
9.250% 11/01/14	2,985,000	2,447,700
Nextel Communications, Inc.
7.375% 08/01/15	2,880,000	1,152,000
Orascom Telecom Finance SCA
7.875% 02/08/14 (b)	855,000	470,250
Wind Acquisition Financial SA
10.750% 12/01/15 (b)	50,000	41,000
PIK, 11.753% 12/21/11 (c)(e)	2,784,204	1,633,156
		9,490,131

	Par (a)		Value ($)
Satellite Telecommunications – 1.9%
Inmarsat Finance II PLC
(d) 11/15/12 (10.375% 11/15/08)		1,305,000	1,145,137
Inmarsat Finance PLC
7.625% 06/30/12		650,000	572,000
Intelsat Jackson Holdings Ltd.
11.250% 06/15/16		3,910,000	3,147,550
			4,864,687
Telecommunication Equipment – 0.4%
Lucent Technologies, Inc.
6.450% 03/15/29		2,405,000	962,000
			962,000
Telecommunication Services – 1.8%
Hellas Telecommunications Luxembourg II
10.503% 01/15/15 (b)(c)		900,000	198,000
Nordic Telephone Co. Holdings ApS
8.250% 05/01/16 (b)	EUR	1,030,000	863,379
8.875% 05/01/16 (b)		1,250,000	906,250
Syniverse Technologies, Inc.
7.750% 08/15/13		790,000	458,200
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14		1,500,000	1,185,000
West Corp.
11.000% 10/15/16		1,965,000	844,950
			4,455,779
Telephone-Integrated – 4.0%
Cincinnati Bell, Inc.
8.375% 01/15/14		1,500,000	1,108,125
Citizens Communications Co.
7.875% 01/15/27		2,145,000	1,051,050
Hawaiian Telcom Communications, Inc.
9.750% 05/01/13		1,000,000	40,000
Qwest Communications International, Inc.
7.500% 02/15/14		1,950,000	1,267,500
Qwest Corp.
7.500% 10/01/14		850,000	654,500
7.500% 06/15/23		3,140,000	2,009,600
Virgin Media Finance PLC
8.750% 04/15/14	EUR	690,000	560,854
8.750% 04/15/14		680,000	491,300
9.125% 08/15/16		1,500,000	1,057,500
Windstream Corp.
8.625% 08/01/16		2,680,000	2,090,400
			10,330,829
Telecommunication Services Total			30,103,426
Communications Total			45,431,589

See Accompanying Notes to Financial Statements.

6

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)		Value ($)
Consumer Cyclical – 10.7%
Apparel – 0.8%
Apparel Manufacturers – 0.8%
Levi Strauss & Co.
9.750% 01/15/15		3,210,000	1,926,000
			1,926,000
Apparel Total			1,926,000
Auto Manufacturers – 1.2%
Auto-Cars/Light Trucks – 1.2%
Ford Motor Co.
7.450% 07/16/31		2,595,000	648,750
General Motors Corp.
7.200% 01/15/11		4,535,000	1,224,450
8.375% 07/15/33		5,960,000	1,311,200
			3,184,400
Auto Manufacturers Total			3,184,400
Auto Parts & Equipment – 1.7%
Auto/Truck Parts & Equipment-Original – 1.0%
ArvinMeritor, Inc.
8.125% 09/15/15		1,070,000	449,400
Cooper-Standard Automotive, Inc.
7.000% 12/15/12		1,170,000	508,950
Hayes Lemmerz Finance Luxembourg SA
8.250% 06/15/15 (b)	EUR	1,290,000	573,427
TRW Automotive, Inc.
7.000% 03/15/14 (b)		1,995,000	967,575
			2,499,352
Auto/Truck Parts & Equipment-Replacement – 0.3%
Commercial Vehicle Group, Inc.
8.000% 07/01/13		1,340,000	844,200
			844,200
Rubber-Tires – 0.4%
Goodyear Tire & Rubber Co.
8.625% 12/01/11		423,000	315,664
9.000% 07/01/15		1,038,000	773,310
			1,088,974
Auto Parts & Equipment Total			4,432,526
Entertainment – 0.8%
Music – 0.7%
Steinway Musical Instruments, Inc.
7.000% 03/01/14 (b)		575,000	402,500
WMG Acquisition Corp.
7.375% 04/15/14		1,440,000	864,000

	Par (a)	Value ($)
WMG Holdings Corp.
(d) 12/15/14 (9.500% 12/15/09)	1,325,000	510,125
		1,776,625
Resorts/Theme Parks – 0.1%
Six Flags, Inc.
9.625% 06/01/14	950,000	133,000
		133,000
Entertainment Total		1,909,625
Home Builders – 0.4%
Building-Residential/Commercial – 0.4%
KB Home
5.875% 01/15/15	1,760,000	1,020,800
		1,020,800
Home Builders Total		1,020,800
Home Furnishings – 0.0%
Simmons Co.
9.095% 02/15/12 (c)(e)	1,700,000	17,000
		17,000
Home Furnishings Total		17,000
Leisure Time – 0.2%
Cruise Lines – 0.2%
Royal Caribbean Cruises Ltd.
7.000% 06/15/13	985,000	591,000
		591,000
Leisure Time Total		591,000
Lodging – 3.0%
Casino Hotels – 1.9%
Boyd Gaming Corp.
6.750% 04/15/14	500,000	300,000
7.125% 02/01/16	1,000,000	565,000
Harrah's Operating Co., Inc.
10.750% 02/01/16 (b)	2,235,000	497,287
Jacobs Entertainment, Inc.
9.750% 06/15/14	1,225,000	563,500
Majestic Star LLC
9.750% 01/15/11 (f)	3,195,000	63,900
MGM Mirage
7.500% 06/01/16	3,755,000	1,933,825
Snoqualmie Entertainment Authority
6.875% 02/01/14 (b)(c)	280,000	165,200
9.125% 02/01/15 (b)	1,235,000	716,300
Station Casinos, Inc.
6.625% 03/15/18	1,985,000	178,650
		4,983,662

See Accompanying Notes to Financial Statements.

7

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Gambling (Non-Hotel) – 1.1%
Mashantucket Western Pequot Tribe
8.500% 11/15/15 (b)	2,580,000	980,400
Seminole Indian Tribe of Florida
7.804% 10/01/20 (b)	2,000,000	1,751,880
		2,732,280
Lodging Total		7,715,942
Retail – 2.2%
Retail-Apparel/Shoe – 0.6%
Hanesbrands, Inc.
6.508% 12/15/14 (c)	935,000	603,075
Phillips-Van Heusen Corp.
7.250% 02/15/11	215,000	175,762
8.125% 05/01/13	940,000	646,250
		1,425,087
Retail-Automobiles – 0.2%
AutoNation, Inc.
6.753% 04/15/13 (c)	365,000	231,775
7.000% 04/15/14	640,000	416,000
		647,775
Retail-Discount – 0.5%
Dollar General Corp.
PIK, 11.875% 07/15/17	1,505,000	1,207,763
		1,207,763
Retail-Drug Stores – 0.3%
Rite Aid Corp.
8.625% 03/01/15	1,000,000	287,500
9.500% 06/15/17	1,640,000	483,800
		771,300
Retail-Propane Distributors – 0.6%
AmeriGas Partners LP
7.125% 05/20/16	1,405,000	983,500
7.250% 05/20/15	935,000	673,200
		1,656,700
Retail Total		5,708,625
Textiles – 0.4%
Textile-Products – 0.4%
INVISTA
9.250% 05/01/12 (b)	1,310,000	956,300
		956,300
Textiles Total		956,300
Consumer Cyclical Total		27,462,218

	Par (a)	Value ($)
Consumer Non-Cyclical – 16.3%
Agriculture – 0.4%
Tobacco – 0.4%
Reynolds American, Inc.
7.625% 06/01/16	1,380,000	1,090,694
		1,090,694
Agriculture Total		1,090,694
Beverages – 0.8%
Beverages-Non-Alcoholic – 0.3%
Cott Beverages, Inc.
8.000% 12/15/11	1,180,000	696,200
		696,200
Beverages-Wine/Spirits – 0.5%
Constellation Brands, Inc.
8.125% 01/15/12	1,535,000	1,335,450
		1,335,450
Beverages Total		2,031,650
Biotechnology – 0.5%
Medical-Biomedical/Gene – 0.5%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	1,550,000	1,333,000
		1,333,000
Biotechnology Total		1,333,000
Commercial Services – 3.7%
Commercial Services – 0.9%
ARAMARK Corp.
8.500% 02/01/15	1,440,000	1,195,200
Iron Mountain, Inc.
8.000% 06/15/20	1,620,000	1,247,400
		2,442,600
Commercial Services-Finance – 0.2%
ACE Cash Express, Inc.
10.250% 10/01/14 (b)	1,025,000	410,000
		410,000
Funeral Services & Related Items – 0.6%
Service Corp. International
6.750% 04/01/16	645,000	486,975
7.000% 06/15/17	1,500,000	1,080,000
7.375% 10/01/14	135,000	109,350
		1,676,325
Private Corrections – 1.0%
Corrections Corp. of America
6.250% 03/15/13	1,345,000	1,183,600
GEO Group, Inc.
8.250% 07/15/13	1,475,000	1,275,875
		2,459,475

See Accompanying Notes to Financial Statements.

8

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Rental Auto/Equipment – 1.0%
Ashtead Holdings PLC
8.625% 08/01/15 (b)	1,615,000	936,700
Rental Service Corp.
9.500% 12/01/14	1,800,000	882,000
United Rentals North America, Inc.
6.500% 02/15/12	965,000	675,500
		2,494,200
Commercial Services Total		9,482,600
Food – 2.2%
Food-Dairy Products – 0.5%
Dean Foods Co.
7.000% 06/01/16	1,640,000	1,275,100
		1,275,100
Food-Meat Products – 0.2%
Smithfield Foods, Inc.
7.750% 07/01/17	675,000	352,687
		352,687
Food-Miscellaneous/Diversified – 1.5%
Del Monte Corp.
6.750% 02/15/15	1,000,000	815,000
8.625% 12/15/12	500,000	452,500
Pinnacle Foods Finance LLC
9.250% 04/01/15	3,005,000	1,983,300
Reddy Ice Holdings, Inc.
(d) 11/01/12 (10.500% 11/01/08)	1,420,000	639,000
		3,889,800
Food Total		5,517,587
Healthcare Products – 1.5%
Medical Products – 1.5%
Biomet, Inc.
PIK, 10.375% 10/15/17	5,210,000	3,855,400
		3,855,400
Healthcare Products Total		3,855,400
Healthcare Services – 4.7%
Dialysis Centers – 0.7%
DaVita, Inc.
7.250% 03/15/15	2,190,000	1,894,350
		1,894,350
Medical-Hospitals – 3.5%
Community Health Systems, Inc.
8.875% 07/15/15	2,745,000	2,202,862

	Par (a)	Value ($)
HCA, Inc.
9.250% 11/15/16	1,555,000	1,263,438
PIK, 9.625% 11/15/16 (g)	7,625,000	5,490,000
		8,956,300
Physician Practice Management – 0.5%
U.S. Oncology Holdings, Inc.
PIK, 8.334% 03/15/12 (c)	1,095,000	689,850
U.S. Oncology, Inc.
9.000% 08/15/12	690,000	574,425
		1,264,275
Healthcare Services Total		12,114,925
Household Products/Wares – 0.8%
Consumer Products-Miscellaneous – 0.8%
American Greetings Corp.
7.375% 06/01/16	1,220,000	969,900
Jostens IH Corp.
7.625% 10/01/12	1,185,000	948,000
		1,917,900
Household Products/Wares Total		1,917,900
Pharmaceuticals – 1.7%
Medical-Drugs – 1.2%
Elan Finance PLC
8.875% 12/01/13	2,555,000	1,405,250
Warner Chilcott Corp.
8.750% 02/01/15	1,918,000	1,692,635
		3,097,885
Pharmacy Services – 0.5%
Omnicare, Inc.
6.750% 12/15/13	1,535,000	1,281,725
		1,281,725
Pharmaceuticals Total		4,379,610
Consumer Non-Cyclical Total		41,723,366
Energy – 11.3%
Coal – 1.3%
Arch Western Finance LLC
6.750% 07/01/13	1,645,000	1,324,225
Massey Energy Co.
6.875% 12/15/13	3,000,000	2,032,500
		3,356,725
Coal Total		3,356,725

See Accompanying Notes to Financial Statements.

9

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Oil & Gas – 7.2%
Oil & Gas Drilling – 0.3%
Pride International, Inc.
7.375% 07/15/14	720,000	613,800
		613,800
Oil Companies-Exploration & Production – 5.9%
Chesapeake Energy Corp.
6.375% 06/15/15	3,300,000	2,310,000
Cimarex Energy Co.
7.125% 05/01/17	1,120,000	873,600
Compton Petroleum Corp.
7.625% 12/01/13	1,505,000	617,050
KCS Energy, Inc.
7.125% 04/01/12	515,000	370,800
Newfield Exploration Co.
6.625% 04/15/16	2,495,000	1,821,350
OPTI Canada, Inc.
8.250% 12/15/14	2,220,000	865,800
PetroHawk Energy Corp.
7.875% 06/01/15 (b)	3,025,000	2,132,625
Pioneer Natural Resources Co.
5.875% 07/15/16	1,540,000	1,049,780
Quicksilver Resources, Inc.
7.125% 04/01/16	3,215,000	1,848,625
Range Resources Corp.
7.500% 05/15/16	1,445,000	1,199,350
Southwestern Energy Co.
7.500% 02/01/18 (b)	2,455,000	2,074,475
		15,163,455
Oil Refining & Marketing – 1.0%
Frontier Oil Corp.
8.500% 09/15/16	910,000	764,400
Tesoro Corp.
6.625% 11/01/15	1,745,000	1,081,900
United Refining Co.
10.500% 08/15/12	1,295,000	802,900
		2,649,200
Oil & Gas Total		18,426,455
Oil & Gas Services – 0.2%
Seismic Data Collection – 0.2%
Seitel, Inc.
9.750% 02/15/14	880,000	510,400
		510,400
Oil & Gas Services Total		510,400

	Par (a)	Value ($)
Pipelines – 2.6%
Atlas Pipeline Partners LP
8.125% 12/15/15	1,625,000	1,056,250
El Paso Corp.
6.875% 06/15/14	2,340,000	1,734,656
7.250% 06/01/18	1,960,000	1,362,200
Kinder Morgan Finance Co. ULC
5.700% 01/05/16	1,685,000	1,179,500
MarkWest Energy Partners LP
6.875% 11/01/14	1,070,000	706,200
8.500% 07/15/16	420,000	275,100
Williams Companies, Inc.
8.125% 03/15/12	530,000	458,450
		6,772,356
Pipelines Total		6,772,356
Energy Total		29,065,936
Financials – 3.6%
Diversified Financial Services – 2.2%
Finance-Auto Loans – 1.6%
Ford Motor Credit Co.
7.800% 06/01/12	2,925,000	1,261,579
8.000% 12/15/16	1,385,000	583,676
GMAC LLC
6.875% 09/15/11	3,050,000	1,171,987
8.000% 11/01/31	4,565,000	1,200,558
		4,217,800
Investment Management/Advisor Service – 0.3%
Nuveen Investments, Inc.
10.500% 11/15/15 (b)	2,240,000	686,000
		686,000
Special Purpose Entity – 0.3%
Goldman Sachs Capital II
5.793% 12/29/49 (c)	1,925,000	722,886
		722,886
Diversified Financial Services Total		5,626,686
Insurance – 1.1%
Insurance Brokers – 0.4%
HUB International Holdings, Inc.
10.250% 06/15/15 (b)	1,335,000	734,250
USI Holdings Corp.
9.750% 05/15/15 (b)	905,000	363,132
		1,097,382

See Accompanying Notes to Financial Statements.

10

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Property/Casualty Insurance – 0.7%
Asurion Corp.
7.909% 07/02/15 (c)(e)	976,121	599,094
8.268% 07/02/15 (c)(e)	713,879	478,299
Crum & Forster Holdings Corp.
7.750% 05/01/17	860,000	591,250
		1,668,643
Insurance Total		2,766,025
Real Estate Investment Trusts (REITs) – 0.3%
REITS-Hotels – 0.3%
Host Marriott LP
6.750% 06/01/16	1,310,000	871,150
		871,150
Real Estate Investment Trusts (REITs) Total		871,150
Financials Total		9,263,861
Industrials – 13.6%
Aerospace & Defense – 1.6%
Aerospace/Defense-Equipment – 1.0%
BE Aerospace, Inc.
8.500% 07/01/18	2,255,000	1,860,375
Sequa Corp.
11.750% 12/01/15 (b)	1,825,000	803,000
		2,663,375
Electronics-Military – 0.6%
L-3 Communications Corp.
6.375% 10/15/15	1,825,000	1,514,750
		1,514,750
Aerospace & Defense Total		4,178,125
Electrical Components & Equipment – 0.8%
Wire & Cable Products – 0.8%
Belden, Inc.
7.000% 03/15/17	900,000	670,500
General Cable Corp.
6.258% 04/01/15 (c)	635,000	361,950
7.125% 04/01/17	1,430,000	900,900
		1,933,350
Electrical Components & Equipment Total		1,933,350

	Par (a)	Value ($)
Electronics – 0.5%
Electronic Components-Miscellaneous – 0.5%
Flextronics International Ltd.
6.133% 10/01/14 (c)(e)	722,296	486,346
6.250% 11/15/14	835,000	617,900
6.400% 10/01/14 (c)(e)	39,069	26,306
7.069% 10/01/14 (c)(e)	220,982	148,795
7.069% 10/01/14 (c)(e)	7,653	5,153
		1,284,500
Electronics Total		1,284,500
Engineering & Construction – 0.3%
Building & Construction-Miscellaneous – 0.3%
Esco Corp.
8.625% 12/15/13 (b)	945,000	727,650
		727,650
Engineering & Construction Total		727,650
Environmental Control – 1.1%
Non-Hazardous Waste Disposal – 1.0%
Allied Waste North America, Inc.
7.125% 05/15/16	900,000	792,000
7.875% 04/15/13	1,940,000	1,813,900
		2,605,900
Recycling – 0.1%
Aleris International, Inc.
10.000% 12/15/16	1,245,000	130,725
PIK, 9.000% 12/15/14	920,000	55,200
		185,925
Environmental Control Total		2,791,825
Hand/Machine Tools – 0.3%
Machinery-Electrical – 0.3%
Baldor Electric Co.
8.625% 02/15/17	915,000	672,525
		672,525
Hand/Machine Tools Total		672,525
Machinery-Construction & Mining – 0.7%
Terex Corp.
8.000% 11/15/17	2,615,000	1,869,725
		1,869,725
Machinery-Construction & Mining Total		1,869,725

See Accompanying Notes to Financial Statements.

11

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Machinery-Diversified – 1.0%
Machinery-General Industry – 0.8%
Manitowoc Co., Inc.
7.125% 11/01/13	1,725,000	1,380,000
Westinghouse Air Brake Technologies Corp.
6.875% 07/31/13	655,000	571,488
		1,951,488
Machinery-Material Handling – 0.2%
Columbus McKinnon Corp.
8.875% 11/01/13	790,000	667,550
		667,550
Machinery-Diversified Total		2,619,038
Miscellaneous Manufacturing – 2.7%
Diversified Manufacturing Operators – 2.1%
Bombardier, Inc.
6.300% 05/01/14 (b)	1,981,000	1,495,655
8.000% 11/15/14 (b)	1,000,000	840,000
Koppers Holdings, Inc.
(d) 11/15/14 (9.875% 11/15/09)	1,805,000	1,398,875
Trinity Industries, Inc.
6.500% 03/15/14	1,836,000	1,505,520
		5,240,050
Miscellaneous Manufacturing – 0.6%
American Railcar Industries, Inc.
7.500% 03/01/14	1,175,000	846,000
TriMas Corp.
9.875% 06/15/12	1,431,000	762,007
		1,608,007
Miscellaneous Manufacturing Total		6,848,057
Packaging & Containers – 2.5%
Containers-Metal/Glass – 1.4%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	2,360,000	2,135,800
Owens-Brockway Glass Container, Inc.
8.250% 05/15/13	1,470,000	1,381,800
		3,517,600
Containers-Paper/Plastic – 1.1%
Berry Plastics Holding Corp.
10.250% 03/01/16	1,610,000	644,000
Jefferson Smurfit Corp.
8.250% 10/01/12	2,385,000	667,800

	Par (a)	Value ($)
Solo Cup Co.
8.500% 02/15/14	2,625,000	1,627,500
		2,939,300
Packaging & Containers Total		6,456,900
Transportation – 2.1%
Transportation-Marine – 1.0%
Navios Maritime Holdings, Inc.
9.500% 12/15/14	1,850,000	1,110,000
Ship Finance International Ltd.
8.500% 12/15/13	1,255,000	878,500
Stena AB
7.500% 11/01/13	695,000	531,675
		2,520,175
Transportation-Railroad – 0.5%
TFM SA de CV
9.375% 05/01/12	1,755,000	1,395,225
		1,395,225
Transportation-Services – 0.6%
Bristow Group, Inc.
7.500% 09/15/17	1,175,000	810,750
PHI, Inc.
7.125% 04/15/13	1,085,000	661,850
		1,472,600
Transportation Total		5,388,000
Industrials Total		34,769,695
Technology – 1.6%
Computers – 0.9%
Computer Services – 0.9%
Sungard Data Systems, Inc.
9.125% 08/15/13	3,090,000	2,394,750
		2,394,750
Computers Total		2,394,750
Semiconductors – 0.7%
Electronic Components-Semiconductors – 0.7%
Amkor Technology, Inc.
9.250% 06/01/16	1,345,000	786,825
Freescale Semiconductor, Inc.
PIK, 9.125% 12/15/14	4,295,000	880,475
		1,667,300
Semiconductors Total		1,667,300
Technology Total		4,062,050

See Accompanying Notes to Financial Statements.

12

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Utilities – 7.6%
Electric – 6.8%
Electric-Generation – 2.3%
AES Corp.
7.750% 03/01/14	1,460,000	1,069,450
8.000% 10/15/17	855,000	589,950
Edison Mission Energy
7.000% 05/15/17	2,225,000	1,668,750
Intergen NV
9.000% 06/30/17 (b)	3,305,000	2,644,000
		5,972,150
Electric-Integrated – 2.2%
CMS Energy Corp.
6.875% 12/15/15	1,200,000	994,961
Energy Future Holdings Corp.
10.875% 11/01/17 (b)	2,470,000	1,593,150
Texas Competitive Electric Holdings Co.
PIK, 10.500% 11/01/16 (b)	5,535,000	2,988,900
		5,577,011
Independent Power Producer – 2.3%
Dynegy Holdings, Inc.
7.125% 05/15/18	3,120,000	1,840,800
NRG Energy, Inc.
7.375% 02/01/16	1,065,000	865,313
7.375% 01/15/17	1,195,000	964,962
NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25 (b)	1,535,000	1,197,300
Reliant Energy, Inc.
7.875% 06/15/17	1,245,000	905,737
		5,774,112
Electric Total		17,323,273
Independent Power Producers – 0.8%
Electric-Integrated – 0.8%
Mirant Americas Generation LLC
8.500% 10/01/21	2,910,000	2,037,000
		2,037,000
Independent Power Producers Total		2,037,000
Utilities Total		19,360,273
Total Corporate Fixed-Income Bonds & Notes (cost of $368,273,878)		230,611,993

Municipal Bonds – 1.6%
	Par (a)	Value ($)
California – 1.2%
CA Cabazon Band Mission Indians
13.000% 10/01/11	3,250,000	3,176,030
California Total		3,176,030
Virginia – 0.4%
VA Tobacco Settlement Financing Corp.
Series 2007 A1,
6.706% 06/01/46	1,555,000	956,978
Virginia Total		956,978
Total Municipal Bonds (cost of $4,804,846)		4,133,008
Common Stocks – 0.1%
	Shares
Consumer Discretionary – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Town Sports International Holdings, Inc. (i)	31,000	87,730
Hotels, Restaurants & Leisure Total		87,730
Consumer Discretionary Total		87,730
Industrials – 0.0%
Commercial Services & Supplies – 0.0%
Fairlane Management Corp. (h)(i)(j)	50,004	–
Commercial Services & Supplies Total		–
Industrials Total		–
Materials – 0.1%
Chemicals – 0.1%
Huntsman Corp.	44,000	314,600
Chemicals Total		314,600
Metals & Mining – 0.0%
Ormet Corp. (i)	380	509
Metals & Mining Total		509
Materials Total		315,109
Total Common Stocks (cost of $1,148,904)		402,839

See Accompanying Notes to Financial Statements.

13

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Preferred Stocks – 0.1%
	Shares	Value ($)
Communications – 0.0%
Media – 0.0%
PTV Inc. Series A, 10.000% 01/10/23	18	10
Media Total		10
Communications Total		10
U.S. Government Agency – 0.1%
Federal Home Loan Mortgage Corp. 5.160% (c)	189,100	189,100
U.S. Government Agency Total		189,100
Total Preferred Stocks (cost of $274,195)		189,110
Convertible Bond – 0.1%
	Par (a)
Industrial – 0.1%
Electrical Components & Equipment – 0.1%
General Cable Corp.
0.875% 11/15/13	614,000	333,095
Electrical Components & Equipment Total		333,095
Industrial Total		333,095
Total Convertible Bond (cost of $320,101)		333,095
Warrants – 0.0%
	Units
Communications – 0.0%
Media – 0.0%
Broadcast Services/Programs – 0.0%
Sirius XM Radio, Inc.
Expires 07/15/10 (b)(i)(k)	2,435	1,242
		1,242
Media Total		1,242
Telecommunication Services – 0.0%
Jazztel PLC
Expires 07/15/10 (b)(h)(i)(j)	1,435	–
		–
Telecommunication Services Total		–
Communications Total		1,242

	Units	Value ($)
Consumer Non-Cyclical – 0.0%
Food – 0.0%
Food-Retail – 0.0%
Pathmark Stores Inc. Expires 09/19/10 (h)(i)	58,758	96
		96
Food Total		96
Consumer Non-Cyclical Total		96
Total Warrants (cost of $7,581,496)		1,338
	Par (a)
Short-Term Obligation – 4.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by a U.S. Government Agency Obligation maturing 03/15/10, market value $10,928,775 (repurchase proceeds $10,714,179)	10,714,000	10,714,000
Total Short-Term Obligation (cost of $10,714,000)		10,714,000
Total Investments – 96.2% (cost of $393,117,420) (l)		246,385,383
Other Assets & Liabilities, Net – 3.8%		9,789,198
Net Assets – 100.0%		$256,174,581

See Accompanying Notes to Financial Statements.

14

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)  Principal amount is stated in United States dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid except for those in the following table, amounted to $38,076,955, which represents 14.9% of net assets.

Security	Acquisition Date	Par/Units	Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	09/26/06- 09/27/06	$1,025,000	$1,034,225	$410,000
Jazztel PLC
expires 07/15/10	10/21/02	1,435	2,467	–
Local TV Finance LLC PIK, 9.250% 06/15/15	05/07/07- 06/23/08	$1,030,000	1,011,169	413,288
Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	$855,000	855,000	470,250
Seminole Indian Tribe of Florida 7.804% 10/01/20	9/26/07- 10/4/07	$2,000,000	2,028,200	1,751,880
				$3,045,418

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.

(d)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(e)  Loan participation agreement.

(f)  The issuer is in default of certain debt covenants. Income is not being accrued. At November 30, 2008, the value of this security amounted to $63,900 which represents approximately 0.03% of net assets.

(g)  A portion of this security is pledged as collateral for credit default swaps. At November 30, 2008, the market value pledged amounted to $5,490,000.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $96, which represents less than 0.01% of net assets.

(i)  Non-income producing security.

(j)  Security has no value.

(k)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At November 30, 2008, the value of this security represents less than 0.01% of net assets.

(l)  Cost for federal income tax purposes is $393,726,526.

Acronym	Name
EUR	Euro

PIK	Payment-In-Kind

At November 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	90.1
Municipal Bonds	1.6
Common Stocks	0.1
Convertible Bond	0.1
Preferred Stocks	0.1
Warrants	0.0	*
	92.0
Short-Term Obligation	4.2
Other Assets & Liabilities, Net	3.8
	100.0

*  Rounds to less than 0.01%.

At November 30, 2008, the Fund has entered into the following credit default swap contract:

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation
JP Morgan	CDX N.A. HY 11	Sell	5.000%	12/20/13	$5,000,000	$(1,231,761)

Forward foreign currency exchange contract outstanding on November 30, 2008 is:

Forward Foreign Currency Contract to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$2,754,753	$2,730,164	01/15/09	$(24,589)

See Accompanying Notes to Financial Statements.

15

Statement of Assets and Liabilities – Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

		($)
Assets	Investments, at cost	393,117,420
	Investments, at value	246,385,383
	Cash	499,595
	Cash collateral for credit default swap contract	1,240,000
	Receivable for:
	Investments sold	1,782,864
	Fund shares sold	3,882,026
	Interest	8,569,634
	Trustees' deferred compensation plan	57,835
	Other assets	4,168
	Total Assets	262,421,505
Liabilities	Unrealized depreciation on forward foreign currency exchange contract	24,589
	Unrealized depreciation on credit default swap contract	1,231,761
	Payable for:
	Investments purchased	2,453,093
	Fund shares repurchased	585,888
	Distributions	1,415,094
	Investment advisory fee	136,904
	Transfer agent fee	88,838
	Pricing and bookkeeping fees	14,170
	Trustees' fees	5,908
	Custody fee	2,644
	Distribution and service fees	71,083
	Chief compliance officer expenses	108
	Trustees' deferred compensation plan	57,835
	Other liabilities	159,009
	Total Liabilities	6,246,924
	Net Assets	256,174,581
Net Assets Consist of	Paid-in capital	811,037,976
	Overdistributed net investment income	(1,645,142)
	Accumulated net realized loss	(405,222,108)
	Net unrealized appreciation (depreciation) on:
	Investments	(146,732,037)
	Foreign currency translations	(32,347)
	Credit default swap contract	(1,231,761)
	Net Assets	256,174,581
Class A	Net assets	128,606,280
	Shares outstanding	46,411,588
	Net asset value per share	2.77 (a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($2.77/0.9525)	2.91 (b)
Class B	Net assets	24,584,272
	Shares outstanding	8,871,879
	Net asset value and offering price per share	2.77 (a)
Class C	Net assets	9,140,722
	Shares outstanding	3,298,704
	Net asset value and offering price per share	2.77 (a)
Class Z	Net assets	93,843,307
	Shares outstanding	33,866,611
	Net asset value, offering and redemption price per share	2.77

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales on $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

16

Statement of Operations – Columbia High Yield Opportunity Fund
For the Six Months Ended November 30, 2008 (Unaudited)

		($)
Investment Income	Interest	16,854,865
Expenses	Investment advisory fee	1,022,274
	Distribution fee:
	Class B	139,483
	Class C	48,421
	Service fee:
	Class A	222,133
	Class B	46,676
	Class C	16,202
	Transfer agent fee	243,083
	Pricing and bookkeeping fees	60,676
	Trustees' fees	12,852
	Custody fee	6,858
	Chief compliance officer expenses	369
	Other expenses	144,558
	Total Expenses	1,963,585
	Fees waived by distributor—Class C	(9,747)
	Expense reductions	(9,325)
	Net Expenses	1,944,513
	Net Investment Income	14,910,352
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Credit Default Swap Contracts	Net realized gain (loss) on:
	Investments	(10,250,199)
	Foreign currency transactions	911,419
	Credit default swap contracts	332,108
	Net realized loss	(9,006,672)
	Net change in unrealized appreciation (depreciation) on:
	Investments	(117,767,575)
	Foreign currency translations	(70,331)
	Credit default swap contracts	(1,163,953)
	Net change in unrealized appreciation (depreciation)	(119,001,859)
	Net Loss	(128,008,531)
	Net Decrease Resulting from Operations	(113,098,179)

See Accompanying Notes to Financial Statements.

17

Statement of Changes in Net Assets – Columbia High Yield Opportunity Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended November 30, 2008 ($)	Year Ended May 31, 2008 ($)
Operations	Net investment income	14,910,352	25,848,294
	Net realized loss on investments, foreign currency transactions and credit default swap contracts	(9,006,672)	(14,837,609)
	Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and credit default swap contracts	(119,001,859)	(28,018,821)
	Net decrease resulting from operations	(113,098,179)	(17,008,136)
Distributions to Shareholders	From net investment income:
	Class A	(8,380,642)	(16,611,706)
	Class B	(1,611,060)	(4,128,494)
	Class C	(572,039)	(1,155,259)
	Class Z	(5,546,135)	(3,948,285)
	Total distributions to shareholders	(16,109,876)	(25,843,744)
	Net Capital Share Transactions	(4,646,971)	22,860,442
	Total decrease in net assets	(133,855,026)	(19,991,438)
Net Assets	Beginning of period	390,029,607	410,021,045
	End of period	256,174,581	390,029,607
	Overdistributed net investment income at end of period	(1,645,142)	(445,618)

See Accompanying Notes to Financial Statements.

18

Statement of Changes in Net Assets – Capital Stock Activity

	Columbia High Yield Opportunity Fund
	(Unaudited) Six Months Ended November 30, 2008		Year Ended May 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,324,583	4,840,381	12,299,836	54,352,652
Distributions reinvested	1,475,155	5,176,149	2,077,408	8,972,971
Redemptions	(5,643,977)	(20,408,494)	(22,488,918)	(99,550,216)
Net Decrease	(2,844,239)	(10,391,964)	(8,111,674)	(36,224,593)
Class B
Subscriptions	90,561	318,820	503,592	2,244,545
Distributions reinvested	251,418	887,132	506,374	2,195,896
Redemptions	(2,680,110)	(9,868,693)	(8,601,692)	(37,589,715)
Net Decrease	(2,338,131)	(8,662,741)	(7,591,726)	(33,149,274)
Class C
Subscriptions	133,343	483,478	285,522	1,248,070
Distributions reinvested	98,065	344,049	154,770	669,392
Redemptions	(579,413)	(2,087,854)	(1,275,290)	(5,562,715)
Net Decrease	(348,005)	(1,260,327)	(834,998)	(3,645,253)
Class Z
Subscriptions	9,968,106	35,774,859	10,621,856	45,506,444
Proceeds received in connection with merger	—	—	16,005,215	64,553,210
Distributions reinvested	217,316	763,185	187,362	801,915
Redemptions	(5,768,978)	(20,869,983)	(3,554,231)	(14,982,007)
Net Increase	4,416,444	15,668,061	23,260,202	95,879,562

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,
Class A Shares	2008		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$4.17		$4.72		$4.50		$4.56		$4.54		$4.30
Income from Investment Operations:
Net investment income (a)	0.16		0.31		0.33		0.33		0.35		0.35
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	(1.39)		(0.55)		0.23		(0.03)		0.05		0.21
Total from investment operations	(1.23)		(0.24)		0.56		0.30		0.40		0.56
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.31)		(0.34)		(0.36)		(0.38)		(0.32)
Net Asset Value, End of Period	$2.77		$4.17		$4.72		$4.50		$4.56		$4.54
Total return (b)	(30.19	)%(c)	(5.03	)%(d)	12.98%		6.70	%(d)	8.93	%(e)	13.30	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.12	%(f)(h)	1.13	%(g)	1.12	%(g)	1.12	%(g)	1.15	%(g)	1.19	%(g)
Interest expense	—		—	%(i)	—	%(i)	—		—		—
Net expenses	1.12	%(f)(h)	1.13	%(g)	1.12	%(g)	1.12	%(g)	1.15	%(g)	1.19	%(g)
Waiver/Reimbursement	—		0.01%		—		0.02%		—		0.01%
Net investment income	8.77	%(f)(h)	7.23	%(g)	7.19	%(g)	7.28	%(g)	7.55	%(g)	7.65	%(g)
Portfolio turnover rate	20	%(c)	50%		75%		61%		67%		75%
Net assets, end of period (000's)	$128,606		$205,330		$270,866		$245,713		$273,104		$325,658

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  The benefits derived from expense reductions had an impact of 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	November 30,		Year Ended May 31,
Class B Shares	2008		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$4.17		$4.72		$4.50		$4.56		$4.54		$4.30
Income from Investment Operations:
Net investment income (a)	0.15		0.28		0.29		0.30		0.32		0.31
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	(1.39)		(0.55)		0.24		(0.04)		0.05		0.22
Total from investment operations	(1.24)		(0.27)		0.53		0.26		0.37		0.53
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.28)		(0.31)		(0.32)		(0.35)		(0.29)
Net Asset Value, End of Period	$2.77		$4.17		$4.72		$4.50		$4.56		$4.54
Total return (b)	(30.45	)%(c)	(5.73	)%(d)	12.15%		5.91	%(d)	8.13	%(e)	12.46	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.87	%(f)(h)	1.88	%(g)	1.87	%(g)	1.87	%(g)	1.90	%(g)	1.94	%(g)
Interest expense	—		—	%(i)	—	%(i)	—		—		—
Net expenses	1.87	%(f)(h)	1.88	%(g)	1.87	%(g)	1.87	%(g)	1.90	%(g)	1.94	%(g)
Waiver/Reimbursement	—		0.01%		—		0.02%		—		0.01%
Net investment income	8.00	%(f)(h)	6.47	%(g)	6.46	%(g)	6.55	%(g)	6.80	%(g)	6.90	%(g)
Portfolio turnover rate	20	%(c)	50%		75%		61%		67%		75%
Net assets, end of period (000's)	$24,584		$46,732		$88,774		$135,122		$194,460		$252,415

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  The benefits derived from expense reductions had an impact of 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	November 30,		Year Ended May 31,
Class C Shares	2008		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$4.17		$4.72		$4.50		$4.56		$4.54		$4.30
Income from Investment Operations:
Net investment income (a)	0.15		0.29		0.30		0.31		0.33		0.32
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	(1.39)		(0.55)		0.23		(0.04)		0.04		0.21
Total from investment operations	(1.24)		(0.26)		0.53		0.27		0.37		0.53
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.29)		(0.31)		(0.33)		(0.35)		(0.29)
Net Asset Value, End of Period	$2.77		$4.17		$4.72		$4.50		$4.56		$4.54
Total return (b)(c)	(30.40	)%(d)	(5.59)%		12.31%		6.07%		8.29	%(e)	12.63%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.72	%(f)(h)	1.73	%(g)	1.72	%(g)	1.72	%(g)	1.75	%(g)	1.79	%(g)
Interest expense	—		—	%(i)	—	%(i)	—		—		—
Net expenses	1.72	%(f)(h)	1.73	%(g)	1.72	%(g)	1.72	%(g)	1.75	%(g)	1.79	%(g)
Waiver/Reimbursement	0.15	%(h)	0.16%		0.15%		0.17%		0.15%		0.16%
Net investment income	8.17	%(f)(h)	6.63	%(g)	6.60	%(g)	6.70	%(g)	6.95	%(g)	7.05	%(g)
Portfolio turnover rate	20	%(d)	50%		75%		61%		67%		75%
Net assets, end of period (000's)	$9,141		$15,202		$21,161		$23,084		$30,366		$46,322

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  The benefits derived from expense reductions had an impact of 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	November 30,		Year Ended May 31,
Class Z Shares	2008		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$4.17		$4.72		$4.50		$4.56		$4.54		$4.30
Income from Investment Operations:
Net investment income (a)	0.17		0.31		0.34		0.34		0.37		0.36
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	(1.39)		(0.54)		0.23		(0.03)		0.04		0.21
Total from investment operations	(1.22)		(0.23)		0.57		0.31		0.41		0.57
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.32)		(0.35)		(0.37)		(0.39)		(0.33)
Net Asset Value, End of Period	$2.77		$4.17		$4.72		$4.50		$4.56		$4.54
Total return (b)	(30.10	)%(c)	(4.79	)%(d)	13.26%		6.97	%(d)	9.21	%(e)	13.58	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.87	%(f)(h)	0.88	%(g)	0.87	%(g)	0.87	%(g)	0.90	%(g)	0.94	%(g)
Interest expense	—		—	%(i)	—	%(i)	—		—		—
Net expenses	0.87	%(f)(h)	0.88	%(g)	0.87	%(g)	0.87	%(g)	0.90	%(g)	0.94	%(g)
Waiver/Reimbursement	—		0.01%		—		0.02%		—		0.01%
Net investment income	9.06	%(f)(h)	7.47	%(g)	7.44	%(g)	7.53	%(g)	7.80	%(g)	7.92	%(g)
Portfolio turnover rate	20	%(c)	50%		75%		61%		67%		75%
Net assets, end of period (000's)	$93,843		$122,766		$29,220		$11,190		$12,829		$14,194

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  The benefits derived from expense reductions had an impact of 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Notes to Financial Statements – Columbia High Yield Opportunity Fund

November 30, 2008 (Unaudited)

Note 1. Organization

Columbia High Yield Opportunity Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's

24

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)

•  Level 3 – significant unobservable inputs (including management's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$591,949	$—
Level 2 – Other Significant Observable Inputs	245,218,669	(1,256,350)
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 3 – Significant
Unobservable Inputs	$574,765	$—
Total	$246,385,383	$(1,256,350)

*  Other financial instruments consist of a forward foreign currency exchange contract and a credit default swap contract, which are not included in the investment portfolio.

The following table reconciles asset balances for the six month period ended November 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of May 31, 2008	$1,711,588	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(1,140,476)	—
Net purchases/sales	—	—
Transfers into Level 3	3,653	—
Balance as of November 30, 2008	$574,765	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is

25

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

In September 2008, FASB Staff Position 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 and Clarification of the Effective Date of FASB Statement No. 161 ("Amendment") was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund's credit derivatives and hybrid financial instruments containing embedded credit derivatives.

The Fund has entered into a credit default swap contract as protection provider for the purpose of increasing total return. At November 30, 2008, this contract has a notional value of $5,000,000. Management has concluded any gain or loss that may be realized from this contract will not have a material effect on the Fund.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to hedge the Fund's investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Credit Default Swaps

The Fund may engage in credit default swap transactions for hedging purposes or to seek to increase total return. Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive an upfront payment as the protection seller or make an upfront payment as the protection buyer.

Credit default swaps are marked to market daily and any change is recorded as unrealized appreciation/depreciation on

26

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

the Fund's Statement of Assets and Liabilities. Periodic payments and premiums received or made are amortized and recorded as realized gain or loss on the Statement of Operations, respectively. Gains or losses are realized as a result of a credit event or termination of the contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund's custodian in compliance with the terms of the swap contract.

By entering into these agreements, the Fund could be exposed to risks in excess of the amounts recorded on the Statement of Assets and Liabilities. Risks include the possibility that there will be no liquid market for these agreements, or that the counterparty to an agreement will default on its obligation to perform.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are

27

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$25,843,744
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$25,359
Unrealized depreciation	(147,366,502)
Net unrealized depreciation	$(147,341,143)

The following capital loss carryforwards, determined as of May 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2009	$161,251,744
2010	176,667,427
2011	21,122,366
2012	1,461,417
2013	3,855,569
2014	7,033,993
2015	6,703,180
2016	378,711
Total	$378,474,407

The availability of a portion of the capital loss carryforwards acquired by the Fund as a result of its merger with High Yield Fund has been limited in certain years and has been excluded from the schedule of available loss carryforwards above.

Of the capital loss carryforwards attributable to the Fund, $870,077 expiring May 31, 2009, was obtained in the merger with Stein Roe High Yield Fund and $65,203,252 ($164,027 expiring May 31, 2009, $17,456,849 expiring May 31, 2010, $40,103,941 expiring May 31, 2011, $1,461,417 expiring May 31, 2012 and $6,017,018 expiring May 31, 2013) was obtained in the merger with High Yield Fund (see Note 10). Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes-an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

28

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six month period ended November 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.60% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended November 30, 2008, these minimum account balance fees reduced total expenses by $9,001.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of

29

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

BOA, is the principal underwriter of the Fund's shares. For the six month period ended November 30, 2008, the Distributor retained net underwriting discounts of $2,291 on sales of the Fund's Class A shares and net CDSC fees of $6, $29,357 and $915 on Class A, Class B and Class C shares redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the "Plans") which require the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fee Waivers and Expense Reimbursements

Columbia has contractually agreed to waive fees and/or reimburse the Fund for certain expenses through September 30, 2009, so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.87% annually of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after September 30, 2009.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended November 30, 2008, these custody credits reduced total expenses by $324 for the Fund.

Note 6. Portfolio Information

For the six month period ended November 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $64,868,280 and $63,417,878, respectively, of which $274,195 and $—, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 16, 2008, the Fund and other affiliated funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Interest on the committed line of credit was charged to each participating

30

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charged an annual operations agency fee of $40,000 for the committed line of credit and was able to charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended November 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of November 30, 2008, 30.7% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was

31

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

32

Columbia High Yield Opportunity Fund
November 30, 2008 (Unaudited)

Note 10. Business Combinations and Mergers

On March 24, 2008, High Yield Fund, a series of Excelsior Funds Trust, merged into Columbia High Yield Opportunity Fund. Columbia High Yield Opportunity Fund received a tax-free transfer of assets from High Yield Fund as follows:

Class Z Shares Issued	Net Assets Received	Unrealized Appreciation*
16,005,215	$64,553,210	$4,926,140

Net Assets of Columbia High Yield Opportunity Fund Prior to Combination	Net Assets of High Yield Fund Immediately Prior to Combination	Net Assets of Columbia High Yield Opportunity Fund Immediately After Combination
$376,627,791	$64,553,210	$441,181,001

*  Unrealized appreciation is included in the Net Assets Received.

33

Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the full Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, the funds' investment adviser, including the senior manager of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers, research analysts and traders at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia believe to be reasonably necessary for the Trustees to evaluate the Agreements and to determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, and additional information assessing performance on a risk-adjusted basis, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage and the use of "soft" commission dollars to pay for research products and services, (viii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and legal and regulatory requirements, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and to the recent period of volatility in the securities markets and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and to request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees. The Board of Trustees most recently approved the continuation of the Agreements at its October, 2008 meeting, following meetings of the Advisory Fees and Expenses Committee held in February, April, August, September and October, 2008. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and

34

shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through April 30, 2008, Columbia High Yield Opportunity Fund's performance was in the fifth quintile (where the best performance would be in the first quintile) for the one- and three-year periods, in the third quintile for the five-year period, and in the fourth quintile for the ten-year period, of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees considered that Columbia High Yield Opportunity Fund's total expenses and actual management fees were in the third quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

35

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as fee waivers/expense reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, fee waivers/expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

●  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

●  the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

●  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

●  the report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2009.

36

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 3, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Atlantic Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the October meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the "Funds."

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II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns through April 30, 2008, at least half of all the Funds were in the first and second performance quintiles in each of the four performance periods and, at most, only 11% were in the fifth quintile in any one performance period. Both equity and fixed-income funds posted strong performance relative to comparable funds.

4.  Performance rankings were similar in 2007 and 2008, although last year's were slightly stronger. Despite the stability in the distribution of rankings in the two years, at least half the Funds changed quintile rankings between the two years in at least one of the 1-, 3-, and 5-year performance periods.

5.  The performance of the actively managed equity Funds against their benchmarks was very strong. At least 57% and as many as 73% posted net returns exceeding their benchmarks over the 1-, 3-, and 5-year periods. In contrast, gross and net returns of fixed-income Funds typically fell short of their benchmarks.

6.  Atlantic equity Funds' overall performance adjusted for risk also was strong. Based upon 3-year returns, nearly 80% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Only about one-fifth of the fixed income Funds posted high returns and low risk relative to comparable funds. About two-thirds of the fixed-income Funds took on more risk than the typical fund in their performance universes.

7.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but their performance, on the whole, remains strong. The filtering process, however, did identify two Funds for further review that had not been designated review funds using unfiltered universes.

8.  A small number of Funds have consistently underperformed over the past four years. The exact number depends on the criteria used to evaluate longer-term performance. For example, the one-year returns of one Fund have been in the fourth or fifth performance quintiles in each of the past four years; there are six Funds whose three-year returns have been in the fourth or fifth quintile over the past four years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers. Only 21% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 23% in those quintiles for total expenses.

11.  The highest concentration of low-expense Funds is found among the equity and tax-exempt fixed income Funds. The 12 former Excelsior Funds have relatively high fees and expenses, with half of those Funds ranking in either the

38

fourth or fifth quintiles. The higher actual management fee rankings of certain Excelsior Funds are due in part to fee schedules that are higher than standard Columbia Fund fee schedules at current asset levels. After discussion with the Trustees, CMA is proposing to lower the management fees on three of these Funds.

12.  The distribution of expense rankings is similar in 2007 and 2008, while management fee rankings improved markedly in 2008. Part of the improvement reflects expense limitations introduced last year for the state intermediate municipal bond Funds.

13.  The management fees of the Atlantic Funds are generally in line with those of Columbia Funds supervised by the Nations Board of Trustees (the "Nations Funds"). In investment categories in which the Atlantic Funds have higher average fees, the difference principally arises out of differences in asset size.

D. Trustees' Fee and Performance Evaluation Process

14.  The Trustees' evaluation process identified 17 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. CMG provided further information about those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

15.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

16.  An examination of the contractual fee schedules for five Atlantic Funds shows that they are generally in line with those of their competitors, in terms of number and extent of fee breakpoints. A similar examination last year of five different Funds led to the same conclusion.

F. Management Fees Charged to Institutional Clients

17.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

18.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG proposed a change to the method by which indirect expenses are allocated. Under this "hybrid" method, indirect costs relating to fund management are allocated among the Funds 50% by assets and 50% per Fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

19.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

20.  In 2007, CMG's complex-wide pre-tax margins on the Atlantic Funds were slightly below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex now comprising 75 Funds (including former Excelsior

39

Funds), some Atlantic Funds have relatively high pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There is a positive relationship between fund size and profitability, with smaller funds generally operating at a loss.

21.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate it for services it performs with respect to Atlantic Fund assets held for the benefit of its customers. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. When we applied such criteria to the Funds, several additional Funds would have been added to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Potential economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Atlantic Trustees, as part of any future study of management fees, should analyze the differences in management fee schedules, principally arising out of the reorganization of the former Excelsior Funds as Atlantic Funds. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across

40

fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

* * *

Respectfully submitted,
Steven E. Asher

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia High Yield Opportunity Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

45

Columbia Management®

Columbia High Yield Opportunity Fund

Semiannual Report, November 30, 2008

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©2009 Columbia Management Distributors, Inc.

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SHC-44/157207-1108 (01/09) 09-68430

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2009